UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Equity-Income Fund

April 30, 2007

1.800336.103

EQU-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc.	1,419,552	$ 39,676
Gentex Corp.	1,170,024	20,826
The Goodyear Tire & Rubber Co. (a)	1,931,600	64,245
		124,747
Automobiles - 1.0%
General Motors Corp.	173,900	5,431
Hyundai Motor Co.	516,290	32,653
Monaco Coach Corp.	1,176,409	18,034
Peugeot Citroen SA	721,900	58,899
Renault SA (d)	308,633	40,313
Toyota Motor Corp. sponsored ADR	1,069,300	129,834
Winnebago Industries, Inc.	881,737	28,268
		313,432
Diversified Consumer Services - 0.3%
H&R Block, Inc.	1,681,650	38,022
Service Corp. International	4,055,800	49,278
		87,300
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	906,100	43,747
Wyndham Worldwide Corp. (a)	1,123,260	38,865
		82,612
Household Durables - 1.6%
Beazer Homes USA, Inc.	1,474,400	49,215
Black & Decker Corp.	604,400	54,831
Centex Corp.	463,200	20,737
KB Home	566,900	25,006
Lennar Corp. Class A	1,404,500	59,986
Newell Rubbermaid, Inc.	2,306,500	70,740
The Stanley Works	937,141	54,617
Whirlpool Corp.	1,833,548	194,411
		529,543
Internet & Catalog Retail - 0.2%
Liberty Media Holding Corp. - Interactive Series A (a)	2,176,764	54,484
Leisure Equipment & Products - 0.5%
Brunswick Corp.	1,872,900	61,356
Eastman Kodak Co.	3,585,200	89,307
		150,663
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 3.7%
Clear Channel Communications, Inc.	7,554,600	$ 267,659
Comcast Corp. Class A (a)	6,345,355	169,167
Gannett Co., Inc.	1,300,900	74,229
McGraw-Hill Companies, Inc.	101,700	6,664
The McClatchy Co. Class A	2,077,233	60,032
The New York Times Co. Class A (d)	2,846,055	66,598
The Walt Disney Co.	1,805,210	63,146
Time Warner Cable, Inc. (a)	869,100	32,000
Time Warner, Inc.	14,189,390	292,727
Viacom, Inc. Class B (non-vtg.) (a)	2,861,359	118,031
Virgin Media, Inc.	1,979,250	49,936
		1,200,189
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	1,922,800	61,222
Federated Department Stores, Inc.	2,695,600	118,391
Retail Ventures, Inc. (a)	542,200	11,050
Sears Holdings Corp. (a)	259,700	49,579
Tuesday Morning Corp.	1,396,013	19,488
		259,730
Specialty Retail - 1.5%
AnnTaylor Stores Corp. (a)	721,959	27,781
Chico's FAS, Inc. (a)(d)	2,966,200	78,189
Gap, Inc.	2,362,100	42,400
Home Depot, Inc.	5,815,300	220,225
RadioShack Corp.	4,197,600	122,024
Williams-Sonoma, Inc.	347,300	12,232
		502,851
TOTAL CONSUMER DISCRETIONARY		3,305,551
CONSUMER STAPLES - 5.3%
Beverages - 0.5%
Anheuser-Busch Companies, Inc.	2,904,000	142,848
SABMiller PLC	1,492,500	35,512
		178,360
Food & Staples Retailing - 1.6%
CVS Corp.	2,970,400	107,647
Rite Aid Corp.	5,390,832	33,100
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	7,456,000	$ 357,292
Winn-Dixie Stores, Inc. (a)	927,383	16,090
		514,129
Food Products - 0.7%
Hershey Co.	1,352,700	74,344
Kraft Foods, Inc. Class A	1,883,640	63,045
Marine Harvest ASA (a)	11,425,000	12,367
Tyson Foods, Inc. Class A	3,053,600	64,003
		213,759
Household Products - 1.0%
Colgate-Palmolive Co.	2,650,500	179,545
Kimberly-Clark Corp.	777,200	55,313
Procter & Gamble Co.	1,368,817	88,029
		322,887
Personal Products - 0.8%
Avon Products, Inc.	6,286,300	250,195
Tobacco - 0.7%
Altria Group, Inc.	3,452,395	237,939
TOTAL CONSUMER STAPLES		1,717,269
ENERGY - 13.7%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	3,652,600	293,633
Halliburton Co.	3,863,200	122,734
Nabors Industries Ltd. (a)	3,023,251	97,107
Noble Corp.	1,526,280	128,528
Schlumberger Ltd. (NY Shares)	4,563,063	336,891
		978,893
Oil, Gas & Consumable Fuels - 10.7%
Apache Corp.	1,444,810	104,749
BP PLC sponsored ADR	116,000	7,809
Chevron Corp.	5,981,482	465,299
ConocoPhillips	4,779,000	331,424
EOG Resources, Inc.	1,810,200	132,941
Exxon Mobil Corp.	21,357,474	1,695,361
Hess Corp.	1,969,300	111,758
Lukoil Oil Co. sponsored ADR	671,400	52,067
Occidental Petroleum Corp.	2,794,500	141,681
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Corp.	1,106,050	$ 28,868
Total SA sponsored ADR	2,657,602	195,839
Valero Energy Corp.	2,036,900	143,051
Williams Companies, Inc.	1,365,500	40,282
		3,451,129
TOTAL ENERGY		4,430,022
FINANCIALS - 27.2%
Capital Markets - 4.0%
Ameriprise Financial, Inc.	1,208,000	71,840
Ares Capital Corp.	715,900	12,858
Bank of New York Co., Inc.	6,243,534	252,738
KKR Private Equity Investors, LP	1,641,400	40,050
KKR Private Equity Investors, LP Restricted Depositary Units (f)	1,714,600	41,836
Mellon Financial Corp.	3,239,600	139,076
Merrill Lynch & Co., Inc.	3,023,300	272,792
Morgan Stanley	4,325,660	363,399
State Street Corp.	1,192,097	82,100
		1,276,689
Commercial Banks - 4.8%
Barclays PLC Sponsored ADR	1,695,300	98,395
Fifth Third Bancorp	1,037,812	42,125
HSBC Holdings PLC sponsored ADR	1,614,000	149,069
KeyCorp	1,768,000	63,082
Lloyds TSB Group PLC	5,140,501	59,716
Marshall & Ilsley Corp.	1,141,900	54,834
PNC Financial Services Group, Inc.	1,732,900	128,408
Royal Bank of Scotland Group PLC	1,452,309	56,044
U.S. Bancorp, Delaware	3,674,302	126,212
Wachovia Corp.	7,859,518	436,518
Wells Fargo & Co.	9,838,636	353,109
		1,567,512
Consumer Finance - 0.4%
American Express Co.	1,641,800	99,608
Capital One Financial Corp.	570,500	42,365
		141,973
Diversified Financial Services - 7.9%
Bank of America Corp.	18,836,545	958,780
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	14,806,685	$ 793,934
FirstRand Ltd.	17,393,445	62,231
JPMorgan Chase & Co.	14,442,649	752,462
		2,567,407
Insurance - 7.3%
ACE Ltd.	4,672,246	277,812
AFLAC, Inc.	676,600	34,737
Allianz AG sponsored ADR (d)	2,574,300	57,201
Allstate Corp.	2,564,700	159,832
American International Group, Inc.	11,620,857	812,414
Hartford Financial Services Group, Inc.	2,077,900	210,283
MetLife, Inc. unit	2,020,300	66,448
Montpelier Re Holdings Ltd.	3,376,178	61,649
PartnerRe Ltd.	1,456,926	104,928
Swiss Reinsurance Co. (Reg.) (d)	780,344	73,780
The Travelers Companies, Inc.	6,001,490	324,681
Willis Group Holdings Ltd.	2,278,600	93,468
XL Capital Ltd. Class A	969,380	75,592
		2,352,825
Real Estate Investment Trusts - 0.5%
Annaly Capital Management, Inc.	1,445,500	22,998
Developers Diversified Realty Corp.	934,400	60,829
Health Care Property Investors, Inc.	1,961,300	69,410
		153,237
Thrifts & Mortgage Finance - 2.3%
Countrywide Financial Corp.	1,220,800	45,267
Fannie Mae	6,655,700	392,154
Freddie Mac	2,986,300	193,453
MGIC Investment Corp.	1,442,500	88,872
New York Community Bancorp, Inc.	1,043,600	18,221
People's United Financial, Inc.	625,000	12,444
		750,411
TOTAL FINANCIALS		8,810,054
HEALTH CARE - 7.1%
Biotechnology - 0.4%
Amgen, Inc. (a)	2,078,778	133,333
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.4%
Baxter International, Inc.	2,339,797	$ 132,503
Medtronic, Inc.	116,000	6,140
		138,643
Health Care Providers & Services - 0.3%
Henry Schein, Inc. (a)	208,746	10,882
Omnicare, Inc.	796,400	26,417
UnitedHealth Group, Inc.	1,075,466	57,064
		94,363
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	5,175,000	149,351
Eli Lilly & Co.	463,800	27,424
Johnson & Johnson	4,592,700	294,943
Merck & Co., Inc.	5,347,800	275,091
Pfizer, Inc.	23,262,700	615,531
Schering-Plough Corp.	8,155,800	258,784
Wyeth	5,529,000	306,860
		1,927,984
TOTAL HEALTH CARE		2,294,323
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.3%
General Dynamics Corp.	756,000	59,346
Honeywell International, Inc.	6,349,750	344,029
Lockheed Martin Corp.	1,303,600	125,328
Northrop Grumman Corp.	521,200	38,381
The Boeing Co.	291,700	27,128
United Technologies Corp.	2,097,060	140,776
		734,988
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	738,200	51,991
Building Products - 0.2%
Masco Corp.	2,836,447	77,180
Commercial Services & Supplies - 0.3%
Equifax, Inc.	289,819	11,535
Waste Management, Inc.	2,144,300	80,218
		91,753
Electrical Equipment - 0.3%
Emerson Electric Co.	2,476,100	116,352
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.3%
3M Co.	2,469,670	$ 204,415
General Electric Co.	11,749,150	433,074
Siemens AG sponsored ADR	104,100	12,593
Textron, Inc.	609,500	61,968
Tyco International Ltd.	11,060,761	360,913
		1,072,963
Machinery - 2.4%
Briggs & Stratton Corp. (e)	2,563,885	76,070
Bucyrus International, Inc. Class A	116,000	7,278
Caterpillar, Inc.	957,800	69,555
Deere & Co.	329,400	36,036
Dover Corp.	2,835,500	136,444
Eaton Corp.	599,400	53,472
Illinois Tool Works, Inc.	853,100	43,773
Ingersoll-Rand Co. Ltd. Class A	2,286,192	102,078
Navistar International Corp. (a)	1,095,400	60,828
SPX Corp.	2,705,085	191,736
		777,270
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	2,034,900	178,135
Laidlaw International, Inc.	519,500	17,793
Union Pacific Corp.	658,400	75,222
		271,150
TOTAL INDUSTRIALS		3,193,647
INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.3%
Alcatel-Lucent SA sponsored ADR	7,991,199	105,883
Cisco Systems, Inc. (a)	5,547,900	148,351
Harris Corp.	1,171,000	60,131
Lucent Technologies, Inc. warrants 12/10/07 (a)	17,513	2
Motorola, Inc.	4,315,570	74,789
Nortel Networks Corp. (a)	777,980	17,748
		406,904
Computers & Peripherals - 2.6%
EMC Corp. (a)	7,692,400	116,771
Hewlett-Packard Co.	7,236,061	304,928
Imation Corp.	1,127,096	41,601
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	3,316,200	$ 338,949
Sun Microsystems, Inc. (a)	8,842,600	46,158
		848,407
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	2,247,100	77,233
Arrow Electronics, Inc. (a)	1,876,900	74,175
Avnet, Inc. (a)	3,310,700	135,408
Solectron Corp. (a)	13,619,800	45,626
Tektronix, Inc.	1,183,958	34,797
		367,239
Internet Software & Services - 0.2%
Google, Inc. Class A (sub. vtg.) (a)	89,420	42,151
VeriSign, Inc. (a)	629,942	17,229
		59,380
IT Services - 0.3%
MoneyGram International, Inc.	2,184,309	62,100
The Western Union Co.	1,222,400	25,732
Unisys Corp. (a)	2,073,300	16,255
		104,087
Office Electronics - 0.6%
Xerox Corp. (a)	9,675,398	178,995
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	3,369,600	130,134
Applied Materials, Inc.	6,382,900	122,679
Intel Corp.	12,825,160	275,741
LSI Logic Corp. (a)	3,709,200	31,528
Micron Technology, Inc. (a)	3,482,100	39,940
National Semiconductor Corp.	5,507,364	144,844
Teradyne, Inc. (a)	2,862,600	49,952
Verigy Ltd.	746,225	18,857
		813,675
Software - 1.0%
Microsoft Corp.	7,959,900	238,319
Oracle Corp. (a)	1,750,300	32,906
Symantec Corp. (a)	3,608,900	63,517
		334,742
TOTAL INFORMATION TECHNOLOGY		3,113,429
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.2%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	1,542,600	$ 118,009
Arkema (a)	29,314	1,762
Arkema sponsored ADR (a)	582,570	34,925
Ashland, Inc.	163,300	9,790
Bayer AG sponsored ADR	650,800	44,502
Celanese Corp. Class A	1,635,400	54,246
Chemtura Corp.	7,174,364	79,133
Dow Chemical Co.	1,748,000	77,978
E.I. du Pont de Nemours & Co.	1,296,200	63,734
Georgia Gulf Corp. (e)	1,882,760	30,068
PolyOne Corp. (a)	2,729,700	17,907
Rohm & Haas Co.	404,344	20,690
Tronox, Inc. Class B	448,347	6,219
		558,963
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp.	6,838,121	82,399
Metals & Mining - 0.8%
Alcan, Inc.	1,482,700	87,300
Alcoa, Inc.	4,895,621	173,746
		261,046
Paper & Forest Products - 0.4%
International Paper Co.	1,843,900	69,552
Weyerhaeuser Co. (d)	853,200	67,591
		137,143
TOTAL MATERIALS		1,039,551
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 5.8%
AT&T, Inc.	33,176,750	1,284,604
Qwest Communications International, Inc. (a)	14,506,400	128,817
Telkom SA Ltd. sponsored ADR	829,700	80,713
Verizon Communications, Inc.	9,988,144	381,347
		1,875,481
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp.	9,275,300	$ 185,784
Vodafone Group PLC sponsored ADR	3,098,925	89,032
		274,816
TOTAL TELECOMMUNICATION SERVICES		2,150,297
UTILITIES - 3.4%
Electric Utilities - 1.2%
Duke Energy Corp.	2,212,100	45,392
Entergy Corp.	1,628,500	184,248
Exelon Corp.	1,700,700	128,250
PPL Corp.	347,600	15,159
		373,049
Gas Utilities - 0.0%
AGL Resources, Inc.	324,050	14,109
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	4,063,600	89,359
TXU Corp.	1,958,622	128,446
		217,805
Multi-Utilities - 1.5%
Dominion Resources, Inc. (d)	1,550,600	141,415
Public Service Enterprise Group, Inc.	2,333,000	201,688
Wisconsin Energy Corp.	3,012,500	146,980
		490,083
TOTAL UTILITIES		1,095,046
TOTAL COMMON STOCKS (Cost $21,245,110)		31,149,189
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	1,122,600	40,200
General Motors Corp.:
Series B, 5.25%	997,300	20,864
Series C, 6.25%	694,000	16,018
		77,082
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.1%
Six Flags, Inc. 7.25% PIERS	970,400	$ 23,654
TOTAL CONSUMER DISCRETIONARY		100,736
FINANCIALS - 0.1%
Insurance - 0.1%
Conseco, Inc. Series B, 5.50%	323,900	7,764
XL Capital Ltd. 6.50%	1,137,200	28,908
		36,672
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Schering-Plough Corp. 6.00%	429,200	30,980
MATERIALS - 0.2%
Chemicals - 0.0%
Celanese Corp. 4.25%	157,200	6,837
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	579,600	62,805
TOTAL MATERIALS		69,642
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $239,432)		238,030
Corporate Bonds - 0.9%
	Principal Amount (000s)
Convertible Bonds - 0.8%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 24,760	27,823
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 4.5% 5/15/15	8,460	9,740
Media - 0.2%
Liberty Media Corp.:
4% 11/15/29 (f)	4,550	3,037
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.: - continued
3.5% 1/15/31 (f)	$ 20,482	$ 20,114
News America, Inc. liquid yield option note 0% 2/28/21 (f)	57,550	34,242
		57,393
TOTAL CONSUMER DISCRETIONARY		94,956
INDUSTRIALS - 0.1%
Airlines - 0.1%
UAL Corp. 4.5% 6/30/21 (f)	21,090	25,264
Industrial Conglomerates - 0.0%
Tyco International Group SA yankee 3.125% 1/15/23	11,750	18,385
TOTAL INDUSTRIALS		43,649
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6% 5/1/15 (f)	34,770	33,944
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc.:
3.5% 6/15/12	15,130	18,611
5.25% 12/15/11 (f)	28,080	43,429
5.25% 12/15/11	9,750	15,079
		77,119
TOTAL CONVERTIBLE BONDS		249,668
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	31,600	27,243
TOTAL CORPORATE BONDS (Cost $250,576)		276,911
Money Market Funds - 3.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.29% (b)	699,801,084	$ 699,801
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	267,444,325	267,444
TOTAL MONEY MARKET FUNDS (Cost $967,245)		967,245
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $22,702,363)		32,631,375
NET OTHER ASSETS - (0.7)%		(233,434)
NET ASSETS - 100%		$ 32,397,941
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $201,866,000 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10,792
Fidelity Securities Lending Cash Central Fund	1,323
Total	$ 12,115
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 71,205	$ 4,934	$ -	$ 529	$ 76,070
Georgia Gulf Corp.	39,180	-	-	151	30,068
Total	$ 110,385	$ 4,934	$ -	$ 680	$ 106,138
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $22,714,421,000. Net unrealized appreciation aggregated $9,916,954,000, of which $10,526,951,000 related to appreciated investment securities and $609,997,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Growth Fund

April 30, 2007

1.800355.103

LCG-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 1.5%
Las Vegas Sands Corp. (a)	31,300	$ 2,666,447
Household Durables - 5.9%
D.R. Horton, Inc.	96,100	2,131,498
KB Home (d)	79,200	3,493,512
Lennar Corp. Class A	64,100	2,737,711
Ryland Group, Inc. (d)	49,900	2,210,570
		10,573,291
Media - 0.6%
News Corp. Class A	44,510	996,579
Multiline Retail - 1.9%
JCPenney Co., Inc.	6,700	529,903
Nordstrom, Inc.	51,600	2,833,872
		3,363,775
Specialty Retail - 1.9%
AutoZone, Inc. (a)	5,600	745,024
Best Buy Co., Inc.	7,600	354,540
OfficeMax, Inc.	22,800	1,122,216
The Men's Wearhouse, Inc.	28,800	1,246,176
		3,467,956
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	9,700	522,442
TOTAL CONSUMER DISCRETIONARY		21,590,490
CONSUMER STAPLES - 8.1%
Beverages - 2.1%
Molson Coors Brewing Co. Class B	40,048	3,775,725
Food & Staples Retailing - 1.6%
CVS Corp.	31,700	1,148,808
Wal-Mart Stores, Inc.	35,700	1,710,744
		2,859,552
Food Products - 1.7%
Archer-Daniels-Midland Co.	20,700	801,090
Corn Products International, Inc.	30,700	1,222,474
Kellogg Co.	7,600	402,116
Kraft Foods, Inc. Class A	19,351	647,678
		3,073,358
Household Products - 0.4%
Procter & Gamble Co.	10,700	688,117
Personal Products - 0.3%
NBTY, Inc. (a)	8,700	429,867
Tobacco - 2.0%
Altria Group, Inc.	27,200	1,874,624
Loews Corp. - Carolina Group	22,200	1,698,966
		3,573,590
TOTAL CONSUMER STAPLES		14,400,209

	Shares	Value
ENERGY - 6.0%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc.	17,400	$ 1,398,786
National Oilwell Varco, Inc. (a)	41,500	3,521,275
Transocean, Inc. (a)	11,100	956,820
		5,876,881
Oil, Gas & Consumable Fuels - 2.7%
Exxon Mobil Corp.	8,500	674,730
Southwestern Energy Co. (a)	21,100	886,200
Tesoro Corp.	27,600	3,345,120
		4,906,050
TOTAL ENERGY		10,782,931
FINANCIALS - 8.1%
Capital Markets - 3.5%
Goldman Sachs Group, Inc.	25,900	5,661,999
Morgan Stanley	7,400	621,674
		6,283,673
Commercial Banks - 1.0%
PNC Financial Services Group, Inc.	24,300	1,800,630
Diversified Financial Services - 0.8%
Chicago Mercantile Exchange Holdings, Inc. Class A (d)	2,800	1,446,900
Insurance - 2.8%
HCC Insurance Holdings, Inc.	55,822	1,711,503
Loews Corp.	9,600	454,272
The Chubb Corp.	19,400	1,044,302
The Travelers Companies, Inc.	30,700	1,660,870
		4,870,947
TOTAL FINANCIALS		14,402,150
HEALTH CARE - 17.0%
Biotechnology - 9.4%
Amgen, Inc. (a)	66,427	4,260,628
Amylin Pharmaceuticals, Inc. (a)	82,886	3,425,678
Biogen Idec, Inc. (a)	96,300	4,546,323
Celgene Corp. (a)	16,300	996,908
Genentech, Inc. (a)	24,200	1,935,758
Gilead Sciences, Inc. (a)	18,200	1,487,304
Theravance, Inc. (a)	1,200	39,756
		16,692,355
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	16,400	928,732
Hologic, Inc. (a)	1,600	92,080
		1,020,812
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	21,600	1,146,096
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 3.4%
Pharmaceutical Product Development, Inc.	77,400	$ 2,791,818
Thermo Fisher Scientific, Inc. (a)	63,800	3,321,428
		6,113,246
Pharmaceuticals - 3.0%
Johnson & Johnson	28,800	1,849,536
Merck & Co., Inc.	66,400	3,415,616
		5,265,152
TOTAL HEALTH CARE		30,237,661
INDUSTRIALS - 14.4%
Aerospace & Defense - 5.1%
BE Aerospace, Inc. (a)	82,000	3,005,300
Lockheed Martin Corp.	9,800	942,172
Precision Castparts Corp.	20,300	2,113,433
Raytheon Co.	56,300	3,014,302
		9,075,207
Airlines - 2.4%
AMR Corp.	62,700	1,635,843
US Airways Group, Inc. (a)	69,700	2,574,718
		4,210,561
Commercial Services & Supplies - 0.6%
Cenveo, Inc. (a)	20,553	527,184
Teletech Holdings, Inc. (a)	14,000	528,220
		1,055,404
Electrical Equipment - 3.2%
Belden CDT, Inc.	28,000	1,564,640
Energy Conversion Devices, Inc. (a)(d)	118,800	4,206,708
		5,771,348
Machinery - 3.1%
Manitowoc Co., Inc.	42,100	2,872,483
Terex Corp. (a)	34,095	2,654,296
		5,526,779
TOTAL INDUSTRIALS		25,639,299
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	95,900	2,564,366
Corning, Inc. (a)	62,244	1,476,428
		4,040,794
Computers & Peripherals - 9.9%
Apple, Inc. (a)	67,000	6,686,599
Brocade Communications Systems, Inc. (a)	424,600	4,148,342
Hewlett-Packard Co.	112,800	4,753,392

	Shares	Value
Seagate Technology	39,445	$ 873,707
Sun Microsystems, Inc. (a)	133,700	697,914
Western Digital Corp. (a)	26,100	461,448
		17,621,402
Internet Software & Services - 0.4%
eBay, Inc. (a)	12,800	434,432
Google, Inc. Class A (sub. vtg.) (a)	700	329,966
		764,398
IT Services - 1.3%
Alliance Data Systems Corp. (a)	28,356	1,805,143
Cognizant Technology Solutions Corp. Class A (a)	6,200	554,280
		2,359,423
Semiconductors & Semiconductor Equipment - 9.9%
Applied Materials, Inc.	129,500	2,488,990
Cymer, Inc. (a)	99,300	4,022,643
Cypress Semiconductor Corp. (a)	25,500	581,910
Intersil Corp. Class A	9,900	294,921
LSI Logic Corp. (a)	127,700	1,085,450
MEMC Electronic Materials, Inc. (a)	82,700	4,538,576
Texas Instruments, Inc.	134,500	4,622,765
		17,635,255
Software - 3.7%
Activision, Inc. (a)	128,400	2,568,000
Microsoft Corp.	75,800	2,269,452
Oracle Corp. (a)	56,300	1,058,440
Take-Two Interactive Software, Inc. (a)	37,800	724,626
		6,620,518
TOTAL INFORMATION TECHNOLOGY		49,041,790
MATERIALS - 4.7%
Metals & Mining - 4.7%
Allegheny Technologies, Inc.	51,300	5,621,454
RTI International Metals, Inc. (a)	19,756	1,862,398
Titanium Metals Corp.	28,150	972,020
		8,455,872
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	13,700	1,051,475
UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	50,000	1,099,500
Constellation Energy Group, Inc.	5,500	490,160
		1,589,660
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	10,100	$ 873,145
TOTAL UTILITIES		2,462,805
TOTAL COMMON STOCKS (Cost $164,363,128)		178,064,682
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 5.29% (b)	3,298,161	3,298,161
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	7,449,600	7,449,600
TOTAL MONEY MARKET FUNDS (Cost $10,747,761)		10,747,761
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $175,110,889)	188,812,443
NET OTHER ASSETS - (5.9)%	(10,472,253)
NET ASSETS - 100%	$ 178,340,190
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,716
Fidelity Securities Lending Cash Central Fund	18,047
Total	$ 39,763
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $175,663,257. Net unrealized appreciation aggregated $13,149,186, of which $19,151,246 related to appreciated investment securities and $6,002,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Large Cap
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.847927.100

ALCG-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Hotels, Restaurants & Leisure - 1.5%
Las Vegas Sands Corp. (a)	31,300	$ 2,666,447
Household Durables - 5.9%
D.R. Horton, Inc.	96,100	2,131,498
KB Home (d)	79,200	3,493,512
Lennar Corp. Class A	64,100	2,737,711
Ryland Group, Inc. (d)	49,900	2,210,570
		10,573,291
Media - 0.6%
News Corp. Class A	44,510	996,579
Multiline Retail - 1.9%
JCPenney Co., Inc.	6,700	529,903
Nordstrom, Inc.	51,600	2,833,872
		3,363,775
Specialty Retail - 1.9%
AutoZone, Inc. (a)	5,600	745,024
Best Buy Co., Inc.	7,600	354,540
OfficeMax, Inc.	22,800	1,122,216
The Men's Wearhouse, Inc.	28,800	1,246,176
		3,467,956
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	9,700	522,442
TOTAL CONSUMER DISCRETIONARY		21,590,490
CONSUMER STAPLES - 8.1%
Beverages - 2.1%
Molson Coors Brewing Co. Class B	40,048	3,775,725
Food & Staples Retailing - 1.6%
CVS Corp.	31,700	1,148,808
Wal-Mart Stores, Inc.	35,700	1,710,744
		2,859,552
Food Products - 1.7%
Archer-Daniels-Midland Co.	20,700	801,090
Corn Products International, Inc.	30,700	1,222,474
Kellogg Co.	7,600	402,116
Kraft Foods, Inc. Class A	19,351	647,678
		3,073,358
Household Products - 0.4%
Procter & Gamble Co.	10,700	688,117
Personal Products - 0.3%
NBTY, Inc. (a)	8,700	429,867
Tobacco - 2.0%
Altria Group, Inc.	27,200	1,874,624
Loews Corp. - Carolina Group	22,200	1,698,966
		3,573,590
TOTAL CONSUMER STAPLES		14,400,209

	Shares	Value
ENERGY - 6.0%
Energy Equipment & Services - 3.3%
Baker Hughes, Inc.	17,400	$ 1,398,786
National Oilwell Varco, Inc. (a)	41,500	3,521,275
Transocean, Inc. (a)	11,100	956,820
		5,876,881
Oil, Gas & Consumable Fuels - 2.7%
Exxon Mobil Corp.	8,500	674,730
Southwestern Energy Co. (a)	21,100	886,200
Tesoro Corp.	27,600	3,345,120
		4,906,050
TOTAL ENERGY		10,782,931
FINANCIALS - 8.1%
Capital Markets - 3.5%
Goldman Sachs Group, Inc.	25,900	5,661,999
Morgan Stanley	7,400	621,674
		6,283,673
Commercial Banks - 1.0%
PNC Financial Services Group, Inc.	24,300	1,800,630
Diversified Financial Services - 0.8%
Chicago Mercantile Exchange Holdings, Inc. Class A (d)	2,800	1,446,900
Insurance - 2.8%
HCC Insurance Holdings, Inc.	55,822	1,711,503
Loews Corp.	9,600	454,272
The Chubb Corp.	19,400	1,044,302
The Travelers Companies, Inc.	30,700	1,660,870
		4,870,947
TOTAL FINANCIALS		14,402,150
HEALTH CARE - 17.0%
Biotechnology - 9.4%
Amgen, Inc. (a)	66,427	4,260,628
Amylin Pharmaceuticals, Inc. (a)	82,886	3,425,678
Biogen Idec, Inc. (a)	96,300	4,546,323
Celgene Corp. (a)	16,300	996,908
Genentech, Inc. (a)	24,200	1,935,758
Gilead Sciences, Inc. (a)	18,200	1,487,304
Theravance, Inc. (a)	1,200	39,756
		16,692,355
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	16,400	928,732
Hologic, Inc. (a)	1,600	92,080
		1,020,812
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.	21,600	1,146,096
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 3.4%
Pharmaceutical Product Development, Inc.	77,400	$ 2,791,818
Thermo Fisher Scientific, Inc. (a)	63,800	3,321,428
		6,113,246
Pharmaceuticals - 3.0%
Johnson & Johnson	28,800	1,849,536
Merck & Co., Inc.	66,400	3,415,616
		5,265,152
TOTAL HEALTH CARE		30,237,661
INDUSTRIALS - 14.4%
Aerospace & Defense - 5.1%
BE Aerospace, Inc. (a)	82,000	3,005,300
Lockheed Martin Corp.	9,800	942,172
Precision Castparts Corp.	20,300	2,113,433
Raytheon Co.	56,300	3,014,302
		9,075,207
Airlines - 2.4%
AMR Corp.	62,700	1,635,843
US Airways Group, Inc. (a)	69,700	2,574,718
		4,210,561
Commercial Services & Supplies - 0.6%
Cenveo, Inc. (a)	20,553	527,184
Teletech Holdings, Inc. (a)	14,000	528,220
		1,055,404
Electrical Equipment - 3.2%
Belden CDT, Inc.	28,000	1,564,640
Energy Conversion Devices, Inc. (a)(d)	118,800	4,206,708
		5,771,348
Machinery - 3.1%
Manitowoc Co., Inc.	42,100	2,872,483
Terex Corp. (a)	34,095	2,654,296
		5,526,779
TOTAL INDUSTRIALS		25,639,299
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	95,900	2,564,366
Corning, Inc. (a)	62,244	1,476,428
		4,040,794
Computers & Peripherals - 9.9%
Apple, Inc. (a)	67,000	6,686,599
Brocade Communications Systems, Inc. (a)	424,600	4,148,342
Hewlett-Packard Co.	112,800	4,753,392

	Shares	Value
Seagate Technology	39,445	$ 873,707
Sun Microsystems, Inc. (a)	133,700	697,914
Western Digital Corp. (a)	26,100	461,448
		17,621,402
Internet Software & Services - 0.4%
eBay, Inc. (a)	12,800	434,432
Google, Inc. Class A (sub. vtg.) (a)	700	329,966
		764,398
IT Services - 1.3%
Alliance Data Systems Corp. (a)	28,356	1,805,143
Cognizant Technology Solutions Corp. Class A (a)	6,200	554,280
		2,359,423
Semiconductors & Semiconductor Equipment - 9.9%
Applied Materials, Inc.	129,500	2,488,990
Cymer, Inc. (a)	99,300	4,022,643
Cypress Semiconductor Corp. (a)	25,500	581,910
Intersil Corp. Class A	9,900	294,921
LSI Logic Corp. (a)	127,700	1,085,450
MEMC Electronic Materials, Inc. (a)	82,700	4,538,576
Texas Instruments, Inc.	134,500	4,622,765
		17,635,255
Software - 3.7%
Activision, Inc. (a)	128,400	2,568,000
Microsoft Corp.	75,800	2,269,452
Oracle Corp. (a)	56,300	1,058,440
Take-Two Interactive Software, Inc. (a)	37,800	724,626
		6,620,518
TOTAL INFORMATION TECHNOLOGY		49,041,790
MATERIALS - 4.7%
Metals & Mining - 4.7%
Allegheny Technologies, Inc.	51,300	5,621,454
RTI International Metals, Inc. (a)	19,756	1,862,398
Titanium Metals Corp.	28,150	972,020
		8,455,872
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	13,700	1,051,475
UTILITIES - 1.4%
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	50,000	1,099,500
Constellation Energy Group, Inc.	5,500	490,160
		1,589,660
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.5%
Public Service Enterprise Group, Inc.	10,100	$ 873,145
TOTAL UTILITIES		2,462,805
TOTAL COMMON STOCKS (Cost $164,363,128)		178,064,682
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 5.29% (b)	3,298,161	3,298,161
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	7,449,600	7,449,600
TOTAL MONEY MARKET FUNDS (Cost $10,747,761)		10,747,761
TOTAL INVESTMENT PORTFOLIO - 105.9% (Cost $175,110,889)	188,812,443
NET OTHER ASSETS - (5.9)%	(10,472,253)
NET ASSETS - 100%	$ 178,340,190
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,716
Fidelity Securities Lending Cash Central Fund	18,047
Total	$ 39,763
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $175,663,257. Net unrealized appreciation aggregated $13,149,186, of which $19,151,246 related to appreciated investment securities and $6,002,060 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Value Fund

April 30, 2007

1.800356.103

LCV-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	432,400	$ 20,876,272
Leisure Equipment & Products - 1.0%
Eastman Kodak Co. (d)	393,300	9,797,103
Mattel, Inc.	216,900	6,138,270
		15,935,373
Media - 3.5%
Comcast Corp. Class A (a)	372,000	9,917,520
The Walt Disney Co.	746,400	26,109,072
Time Warner, Inc.	942,700	19,447,901
		55,474,493
Multiline Retail - 1.7%
Federated Department Stores, Inc.	601,900	26,435,448
Specialty Retail - 0.4%
Sherwin-Williams Co.	114,000	7,269,780
TOTAL CONSUMER DISCRETIONARY		125,991,366
CONSUMER STAPLES - 7.7%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	90,100	8,494,628
Food & Staples Retailing - 2.0%
Kroger Co.	662,800	19,559,228
Safeway, Inc.	351,000	12,741,300
		32,300,528
Food Products - 1.3%
Corn Products International, Inc.	204,900	8,159,118
General Mills, Inc.	201,100	12,045,890
		20,205,008
Household Products - 2.3%
Energizer Holdings, Inc. (a)	91,200	8,862,816
Procter & Gamble Co.	434,800	27,961,988
		36,824,804
Tobacco - 1.6%
Altria Group, Inc.	132,900	9,159,468
UST, Inc.	283,900	16,091,452
		25,250,920
TOTAL CONSUMER STAPLES		123,075,888
ENERGY - 14.6%
Energy Equipment & Services - 1.5%
SEACOR Holdings, Inc. (a)	77,900	7,422,312
Tidewater, Inc.	265,100	16,756,971
		24,179,283
Oil, Gas & Consumable Fuels - 13.1%
Chevron Corp.	527,000	40,995,330
Exxon Mobil Corp.	1,249,300	99,169,433
Frontier Oil Corp.	247,300	8,737,109

	Shares	Value
Marathon Oil Corp.	307,700	$ 31,246,935
Tesoro Corp.	237,700	28,809,240
		208,958,047
TOTAL ENERGY		233,137,330
FINANCIALS - 34.4%
Capital Markets - 6.5%
Ameriprise Financial, Inc.	305,800	18,185,926
Bank of New York Co., Inc.	351,800	14,240,864
Goldman Sachs Group, Inc.	92,400	20,199,564
Merrill Lynch & Co., Inc.	189,400	17,089,562
Morgan Stanley	397,800	33,419,178
		103,135,094
Diversified Financial Services - 8.4%
Bank of America Corp.	652,100	33,191,890
Citigroup, Inc.	922,160	49,446,219
JPMorgan Chase & Co.	982,400	51,183,040
		133,821,149
Insurance - 18.2%
ACE Ltd.	275,300	16,369,338
Allstate Corp.	361,900	22,553,608
American Financial Group, Inc.	494,950	17,456,887
American International Group, Inc.	518,600	36,255,326
Assurant, Inc.	259,800	14,946,294
First American Corp., California	319,500	16,454,250
Genworth Financial, Inc. Class A (non-vtg.)	271,300	9,899,737
Hartford Financial Services Group, Inc.	293,000	29,651,600
Loews Corp.	344,800	16,315,936
MetLife, Inc.	263,560	17,315,892
Prudential Financial, Inc.	133,500	12,682,500
Reinsurance Group of America, Inc.	130,700	8,143,917
SAFECO Corp.	350,400	23,385,696
The Chubb Corp.	316,400	17,031,812
The Travelers Companies, Inc.	577,200	31,226,520
		289,689,313
Real Estate Investment Trusts - 0.8%
Duke Realty LP	109,800	4,733,478
HRPT Properties Trust (SBI)	685,600	8,391,744
		13,125,222
Thrifts & Mortgage Finance - 0.5%
People's United Financial, Inc.	406,560	8,094,610
TOTAL FINANCIALS		547,865,388
HEALTH CARE - 6.8%
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	175,800	8,788,242
Humana, Inc. (a)	62,800	3,971,472
McKesson Corp.	217,300	12,783,759
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	130,600	$ 10,189,412
Wellcare Health Plans, Inc. (a)	128,500	10,355,815
		46,088,700
Pharmaceuticals - 3.9%
King Pharmaceuticals, Inc. (a)	431,200	8,818,040
Merck & Co., Inc.	436,700	22,463,848
Pfizer, Inc.	1,170,200	30,963,492
		62,245,380
TOTAL HEALTH CARE		108,334,080
INDUSTRIALS - 7.5%
Aerospace & Defense - 3.9%
General Dynamics Corp.	123,200	9,671,200
Honeywell International, Inc.	346,500	18,773,370
Northrop Grumman Corp.	266,900	19,654,516
Raytheon Co.	265,900	14,236,286
		62,335,372
Industrial Conglomerates - 1.1%
General Electric Co.	485,200	17,884,472
Machinery - 2.5%
AGCO Corp. (a)	281,283	11,737,940
Cummins, Inc.	206,400	19,021,824
Terex Corp. (a)	117,200	9,124,020
		39,883,784
TOTAL INDUSTRIALS		120,103,628
INFORMATION TECHNOLOGY - 3.5%
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	410,300	17,290,042
International Business Machines Corp.	106,100	10,844,481
		28,134,523
Electronic Equipment & Instruments - 0.6%
Avnet, Inc. (a)	235,000	9,611,500
IT Services - 1.1%
Convergys Corp. (a)	326,300	8,242,338
Electronic Data Systems Corp.	348,200	10,181,368
		18,423,706
TOTAL INFORMATION TECHNOLOGY		56,169,729

	Shares	Value
MATERIALS - 4.1%
Chemicals - 1.6%
Albemarle Corp.	221,400	$ 9,398,430
FMC Corp.	162,000	12,462,660
Lubrizol Corp.	72,100	4,321,674
		26,182,764
Metals & Mining - 2.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	191,900	12,888,004
Nucor Corp.	210,600	13,364,676
United States Steel Corp.	131,400	13,342,356
		39,595,036
TOTAL MATERIALS		65,777,800
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 5.5%
AT&T, Inc.	1,415,762	54,818,305
CenturyTel, Inc.	349,500	16,094,475
Verizon Communications, Inc.	423,600	16,173,048
		87,085,828
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp.	594,200	11,901,826
TOTAL TELECOMMUNICATION SERVICES		98,987,654
UTILITIES - 6.8%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	274,600	13,790,412
Entergy Corp.	129,700	14,674,258
FirstEnergy Corp.	184,200	12,606,648
FPL Group, Inc.	254,600	16,388,602
Progress Energy, Inc.	130,600	6,601,830
		64,061,750
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	121,200	10,801,344
Multi-Utilities - 2.1%
OGE Energy Corp.	262,400	10,086,656
PG&E Corp. (d)	150,330	7,606,698
Sempra Energy	236,300	15,000,324
		32,693,678
TOTAL UTILITIES		107,556,772
TOTAL COMMON STOCKS (Cost $1,395,574,020)		1,586,999,635
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	4,785,366	$ 4,785,366
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	7,412,525	7,412,525
TOTAL MONEY MARKET FUNDS (Cost $12,197,891)		12,197,891
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,407,771,911)	1,599,197,526
NET OTHER ASSETS - (0.3)%	(4,139,087)
NET ASSETS - 100%	$ 1,595,058,439
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 178,130
Fidelity Securities Lending Cash Central Fund	3,874
Total	$ 182,004
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,409,354,274. Net unrealized appreciation aggregated $189,843,252, of which $198,066,359 related to appreciated investment securities and $8,223,107 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Large Cap
Value Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Large Cap Value Fund

1.847928.100

ALCV-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	432,400	$ 20,876,272
Leisure Equipment & Products - 1.0%
Eastman Kodak Co. (d)	393,300	9,797,103
Mattel, Inc.	216,900	6,138,270
		15,935,373
Media - 3.5%
Comcast Corp. Class A (a)	372,000	9,917,520
The Walt Disney Co.	746,400	26,109,072
Time Warner, Inc.	942,700	19,447,901
		55,474,493
Multiline Retail - 1.7%
Federated Department Stores, Inc.	601,900	26,435,448
Specialty Retail - 0.4%
Sherwin-Williams Co.	114,000	7,269,780
TOTAL CONSUMER DISCRETIONARY		125,991,366
CONSUMER STAPLES - 7.7%
Beverages - 0.5%
Molson Coors Brewing Co. Class B	90,100	8,494,628
Food & Staples Retailing - 2.0%
Kroger Co.	662,800	19,559,228
Safeway, Inc.	351,000	12,741,300
		32,300,528
Food Products - 1.3%
Corn Products International, Inc.	204,900	8,159,118
General Mills, Inc.	201,100	12,045,890
		20,205,008
Household Products - 2.3%
Energizer Holdings, Inc. (a)	91,200	8,862,816
Procter & Gamble Co.	434,800	27,961,988
		36,824,804
Tobacco - 1.6%
Altria Group, Inc.	132,900	9,159,468
UST, Inc.	283,900	16,091,452
		25,250,920
TOTAL CONSUMER STAPLES		123,075,888
ENERGY - 14.6%
Energy Equipment & Services - 1.5%
SEACOR Holdings, Inc. (a)	77,900	7,422,312
Tidewater, Inc.	265,100	16,756,971
		24,179,283
Oil, Gas & Consumable Fuels - 13.1%
Chevron Corp.	527,000	40,995,330
Exxon Mobil Corp.	1,249,300	99,169,433
Frontier Oil Corp.	247,300	8,737,109

	Shares	Value
Marathon Oil Corp.	307,700	$ 31,246,935
Tesoro Corp.	237,700	28,809,240
		208,958,047
TOTAL ENERGY		233,137,330
FINANCIALS - 34.4%
Capital Markets - 6.5%
Ameriprise Financial, Inc.	305,800	18,185,926
Bank of New York Co., Inc.	351,800	14,240,864
Goldman Sachs Group, Inc.	92,400	20,199,564
Merrill Lynch & Co., Inc.	189,400	17,089,562
Morgan Stanley	397,800	33,419,178
		103,135,094
Diversified Financial Services - 8.4%
Bank of America Corp.	652,100	33,191,890
Citigroup, Inc.	922,160	49,446,219
JPMorgan Chase & Co.	982,400	51,183,040
		133,821,149
Insurance - 18.2%
ACE Ltd.	275,300	16,369,338
Allstate Corp.	361,900	22,553,608
American Financial Group, Inc.	494,950	17,456,887
American International Group, Inc.	518,600	36,255,326
Assurant, Inc.	259,800	14,946,294
First American Corp., California	319,500	16,454,250
Genworth Financial, Inc. Class A (non-vtg.)	271,300	9,899,737
Hartford Financial Services Group, Inc.	293,000	29,651,600
Loews Corp.	344,800	16,315,936
MetLife, Inc.	263,560	17,315,892
Prudential Financial, Inc.	133,500	12,682,500
Reinsurance Group of America, Inc.	130,700	8,143,917
SAFECO Corp.	350,400	23,385,696
The Chubb Corp.	316,400	17,031,812
The Travelers Companies, Inc.	577,200	31,226,520
		289,689,313
Real Estate Investment Trusts - 0.8%
Duke Realty LP	109,800	4,733,478
HRPT Properties Trust (SBI)	685,600	8,391,744
		13,125,222
Thrifts & Mortgage Finance - 0.5%
People's United Financial, Inc.	406,560	8,094,610
TOTAL FINANCIALS		547,865,388
HEALTH CARE - 6.8%
Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	175,800	8,788,242
Humana, Inc. (a)	62,800	3,971,472
McKesson Corp.	217,300	12,783,759
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Medco Health Solutions, Inc. (a)	130,600	$ 10,189,412
Wellcare Health Plans, Inc. (a)	128,500	10,355,815
		46,088,700
Pharmaceuticals - 3.9%
King Pharmaceuticals, Inc. (a)	431,200	8,818,040
Merck & Co., Inc.	436,700	22,463,848
Pfizer, Inc.	1,170,200	30,963,492
		62,245,380
TOTAL HEALTH CARE		108,334,080
INDUSTRIALS - 7.5%
Aerospace & Defense - 3.9%
General Dynamics Corp.	123,200	9,671,200
Honeywell International, Inc.	346,500	18,773,370
Northrop Grumman Corp.	266,900	19,654,516
Raytheon Co.	265,900	14,236,286
		62,335,372
Industrial Conglomerates - 1.1%
General Electric Co.	485,200	17,884,472
Machinery - 2.5%
AGCO Corp. (a)	281,283	11,737,940
Cummins, Inc.	206,400	19,021,824
Terex Corp. (a)	117,200	9,124,020
		39,883,784
TOTAL INDUSTRIALS		120,103,628
INFORMATION TECHNOLOGY - 3.5%
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	410,300	17,290,042
International Business Machines Corp.	106,100	10,844,481
		28,134,523
Electronic Equipment & Instruments - 0.6%
Avnet, Inc. (a)	235,000	9,611,500
IT Services - 1.1%
Convergys Corp. (a)	326,300	8,242,338
Electronic Data Systems Corp.	348,200	10,181,368
		18,423,706
TOTAL INFORMATION TECHNOLOGY		56,169,729

	Shares	Value
MATERIALS - 4.1%
Chemicals - 1.6%
Albemarle Corp.	221,400	$ 9,398,430
FMC Corp.	162,000	12,462,660
Lubrizol Corp.	72,100	4,321,674
		26,182,764
Metals & Mining - 2.5%
Freeport-McMoRan Copper & Gold, Inc. Class B	191,900	12,888,004
Nucor Corp.	210,600	13,364,676
United States Steel Corp.	131,400	13,342,356
		39,595,036
TOTAL MATERIALS		65,777,800
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 5.5%
AT&T, Inc.	1,415,762	54,818,305
CenturyTel, Inc.	349,500	16,094,475
Verizon Communications, Inc.	423,600	16,173,048
		87,085,828
Wireless Telecommunication Services - 0.7%
Sprint Nextel Corp.	594,200	11,901,826
TOTAL TELECOMMUNICATION SERVICES		98,987,654
UTILITIES - 6.8%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	274,600	13,790,412
Entergy Corp.	129,700	14,674,258
FirstEnergy Corp.	184,200	12,606,648
FPL Group, Inc.	254,600	16,388,602
Progress Energy, Inc.	130,600	6,601,830
		64,061,750
Independent Power Producers & Energy Traders - 0.7%
Constellation Energy Group, Inc.	121,200	10,801,344
Multi-Utilities - 2.1%
OGE Energy Corp.	262,400	10,086,656
PG&E Corp. (d)	150,330	7,606,698
Sempra Energy	236,300	15,000,324
		32,693,678
TOTAL UTILITIES		107,556,772
TOTAL COMMON STOCKS (Cost $1,395,574,020)		1,586,999,635
Money Market Funds - 0.8%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	4,785,366	$ 4,785,366
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	7,412,525	7,412,525
TOTAL MONEY MARKET FUNDS (Cost $12,197,891)		12,197,891
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,407,771,911)	1,599,197,526
NET OTHER ASSETS - (0.3)%	(4,139,087)
NET ASSETS - 100%	$ 1,595,058,439
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 178,130
Fidelity Securities Lending Cash Central Fund	3,874
Total	$ 182,004
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,409,354,274. Net unrealized appreciation aggregated $189,843,252, of which $198,066,359 related to appreciated investment securities and $8,223,107 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Growth Fund

April 30, 2007

1.800358.103

MCG-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.3%
Distributors - 0.3%
Building Materials Holding Corp. (d)	100,171	$ 1,454,483
Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	10,600	439,688
Gaylord Entertainment Co. (a)	19,700	1,079,560
International Game Technology	105,700	4,031,398
Penn National Gaming, Inc. (a)	91,054	4,401,550
Pinnacle Entertainment, Inc. (a)	18,800	527,904
		10,480,100
Household Durables - 7.2%
D.R. Horton, Inc.	278,266	6,171,940
KB Home	193,200	8,522,052
Lennar Corp. Class A	200,400	8,559,084
NVR, Inc. (a)	1,000	824,000
Ryland Group, Inc. (d)	169,900	7,526,570
		31,603,646
Media - 0.3%
EchoStar Communications Corp. Class A (a)	26,357	1,226,391
Multiline Retail - 2.4%
JCPenney Co., Inc.	23,700	1,874,433
Nordstrom, Inc. (d)	158,500	8,704,820
		10,579,253
Specialty Retail - 6.8%
Abercrombie & Fitch Co. Class A	12,400	1,012,584
AutoZone, Inc. (a)	50,300	6,691,912
Circuit City Stores, Inc.	11,000	191,950
DSW, Inc. Class A (a)(d)	25,752	998,148
Gamestop Corp. Class A (a)	26,500	879,005
Guess?, Inc.	102,080	4,021,952
OfficeMax, Inc.	118,800	5,847,336
Ross Stores, Inc.	16,200	537,030
Sherwin-Williams Co.	27,100	1,728,167
The Men's Wearhouse, Inc.	118,500	5,127,495
TJX Companies, Inc.	76,200	2,125,218
Tween Brands, Inc. (a)	11,900	466,004
		29,626,801
Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co.	3,700	231,620
Polo Ralph Lauren Corp. Class A	41,700	3,840,987
		4,072,607
TOTAL CONSUMER DISCRETIONARY		89,043,281
CONSUMER STAPLES - 4.2%
Beverages - 1.8%
Molson Coors Brewing Co. Class B	84,600	7,976,088
Food & Staples Retailing - 0.1%
Kroger Co.	15,700	463,307

	Shares	Value
Food Products - 0.3%
Seaboard Corp.	480	$ 1,196,640
Personal Products - 0.9%
Bare Escentuals, Inc.	48,500	1,960,855
NBTY, Inc. (a)	41,800	2,065,338
		4,026,193
Tobacco - 1.1%
Loews Corp. - Carolina Group	64,300	4,920,879
TOTAL CONSUMER STAPLES		18,583,107
ENERGY - 9.4%
Energy Equipment & Services - 4.4%
Baker Hughes, Inc.	10,500	844,095
Diamond Offshore Drilling, Inc.	6,000	513,600
National Oilwell Varco, Inc. (a)	143,500	12,175,975
Smith International, Inc.	25,100	1,316,244
Tidewater, Inc.	8,100	512,001
Transocean, Inc. (a)	45,900	3,956,580
		19,318,495
Oil, Gas & Consumable Fuels - 5.0%
Frontier Oil Corp.	59,700	2,109,201
Holly Corp.	30,500	1,939,800
Newfield Exploration Co. (a)	64,100	2,804,375
Pioneer Natural Resources Co.	9,700	486,940
Southwestern Energy Co. (a)	73,300	3,078,600
Tesoro Corp.	92,200	11,174,640
		21,593,556
TOTAL ENERGY		40,912,051
FINANCIALS - 8.0%
Capital Markets - 1.1%
SEI Investments Co.	66,500	4,058,495
T. Rowe Price Group, Inc.	17,500	869,400
		4,927,895
Commercial Banks - 0.9%
PNC Financial Services Group, Inc.	41,000	3,038,100
Synovus Financial Corp.	28,700	905,772
		3,943,872
Diversified Financial Services - 0.7%
Chicago Mercantile Exchange Holdings, Inc. Class A (d)	5,900	3,048,825
Insurance - 3.4%
CNA Financial Corp. (a)	50,080	2,337,234
HCC Insurance Holdings, Inc.	156,300	4,792,158
Philadelphia Consolidated Holdings Corp. (a)	92,000	3,992,800
Reinsurance Group of America, Inc.	2,500	155,775
The Chubb Corp.	66,600	3,585,078
		14,863,045
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 1.6%
AMB Property Corp. (SBI)	29,800	$ 1,815,118
Archstone-Smith Trust	63,300	3,298,563
Equity One, Inc.	32,700	913,311
SL Green Realty Corp.	7,600	1,070,840
		7,097,832
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	6,100	206,485
Thrifts & Mortgage Finance - 0.2%
Provident Financial Services, Inc.	45,100	773,014
TOTAL FINANCIALS		34,860,968
HEALTH CARE - 13.2%
Biotechnology - 6.0%
Amylin Pharmaceuticals, Inc. (a)(d)	206,400	8,530,512
Biogen Idec, Inc. (a)	191,600	9,045,436
Celgene Corp. (a)	127,900	7,822,364
Gilead Sciences, Inc. (a)	10,300	841,716
		26,240,028
Health Care Equipment & Supplies - 0.7%
Hologic, Inc. (a)	7,185	413,497
Immucor, Inc. (a)	77,200	2,519,036
		2,932,533
Health Care Providers & Services - 1.4%
CIGNA Corp.	14,600	2,271,614
Health Net, Inc. (a)	45,200	2,443,512
Medco Health Solutions, Inc. (a)	16,900	1,318,538
		6,033,664
Life Sciences Tools & Services - 4.7%
Advanced Magnetics, Inc. (a)	13,618	896,064
Pharmaceutical Product Development, Inc.	242,200	8,736,154
Thermo Fisher Scientific, Inc. (a)	215,100	11,198,106
		20,830,324
Pharmaceuticals - 0.4%
Barr Pharmaceuticals, Inc. (a)	4,600	222,456
Endo Pharmaceuticals Holdings, Inc. (a)	6,700	207,298
Forest Laboratories, Inc. (a)	16,500	877,965
Sepracor, Inc. (a)	8,800	472,384
		1,780,103
TOTAL HEALTH CARE		57,816,652
INDUSTRIALS - 15.2%
Aerospace & Defense - 4.5%
BE Aerospace, Inc. (a)	323,644	11,861,553
Precision Castparts Corp.	22,100	2,300,831

	Shares	Value
Raytheon Co.	83,700	$ 4,481,298
Spirit AeroSystems Holdings, Inc. Class A	34,700	1,097,561
		19,741,243
Airlines - 2.5%
AMR Corp.	154,100	4,020,469
US Airways Group, Inc. (a)	188,400	6,959,496
		10,979,965
Commercial Services & Supplies - 1.0%
Cenveo, Inc. (a)	48,800	1,251,720
Corrections Corp. of America (a)	41,400	2,351,520
Teletech Holdings, Inc. (a)	22,900	864,017
		4,467,257
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	2,400	121,032
Electrical Equipment - 3.9%
Belden CDT, Inc.	105,600	5,900,928
Energy Conversion Devices, Inc. (a)(d)	308,620	10,928,234
		16,829,162
Machinery - 3.3%
Joy Global, Inc.	7,800	394,914
Manitowoc Co., Inc.	96,670	6,595,794
Terex Corp. (a)	93,800	7,302,330
		14,293,038
TOTAL INDUSTRIALS		66,431,697
INFORMATION TECHNOLOGY - 17.1%
Computers & Peripherals - 5.5%
Apple, Inc. (a)	62,300	6,217,540
Brocade Communications Systems, Inc. (a)	1,121,100	10,953,147
Palm, Inc. (a)	73,700	1,244,056
Seagate Technology	120,691	2,673,306
Western Digital Corp. (a)	180,900	3,198,312
		24,286,361
Electronic Equipment & Instruments - 0.1%
Sunpower Corp. Class A (a)	5,390	327,065
IT Services - 1.7%
Alliance Data Systems Corp. (a)	83,800	5,334,708
Cognizant Technology Solutions Corp. Class A (a)	21,200	1,895,280
		7,229,988
Semiconductors & Semiconductor Equipment - 6.9%
Cymer, Inc. (a)(d)	254,600	10,313,846
Cypress Semiconductor Corp. (a)	62,200	1,419,404
Integrated Device Technology, Inc. (a)	17,600	263,648
Intersil Corp. Class A	11,300	336,627
LSI Logic Corp. (a)	444,400	3,777,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMC Electronic Materials, Inc. (a)	189,800	$ 10,416,224
Varian Semiconductor Equipment Associates, Inc. (a)	57,400	3,809,064
		30,336,213
Software - 2.9%
Activision, Inc. (a)	273,600	5,472,000
Electronic Arts, Inc. (a)	53,700	2,707,017
FactSet Research Systems, Inc.	4,900	301,399
Informatica Corp. (a)	91,850	1,352,032
Nuance Communications, Inc. (a)	31,300	482,333
Take-Two Interactive Software, Inc. (a)(d)	126,600	2,426,922
		12,741,703
TOTAL INFORMATION TECHNOLOGY		74,921,330
MATERIALS - 6.3%
Metals & Mining - 6.3%
Allegheny Technologies, Inc.	126,418	13,852,884
RTI International Metals, Inc. (a)	68,240	6,432,985
Titanium Metals Corp.	205,600	7,099,368
		27,385,237
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.3%
Citizens Communications Co.	36,300	565,191
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	38,200	783,100
		1,348,291
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	78,705	2,990,790
Dobson Communications Corp. Class A	23,350	212,719
NII Holdings, Inc. (a)	33,491	2,570,434
		5,773,943
TOTAL TELECOMMUNICATION SERVICES		7,122,234
UTILITIES - 2.2%
Electric Utilities - 0.3%
Allegheny Energy, Inc. (a)	22,700	1,213,542
Gas Utilities - 0.2%
Equitable Resources, Inc.	3,600	187,236
Questar Corp.	6,700	650,771
		838,007

	Shares	Value
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	240,600	$ 5,290,794
Constellation Energy Group, Inc.	8,900	793,168
		6,083,962
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	16,600	1,435,070
TOTAL UTILITIES		9,570,581
TOTAL COMMON STOCKS (Cost $388,875,218)		426,647,138
Money Market Funds - 11.2%

Fidelity Cash Central Fund, 5.29% (b)	7,811,212	7,811,212
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	41,205,050	41,205,050
TOTAL MONEY MARKET FUNDS (Cost $49,016,262)		49,016,262
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $437,891,480)	475,663,400
NET OTHER ASSETS - (8.7)%	(37,929,815)
NET ASSETS - 100%	$ 437,733,585
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 94,852
Fidelity Securities Lending Cash Central Fund	58,952
Total	$ 153,804
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $438,894,402. Net unrealized appreciation aggregated $36,768,998, of which $56,058,262 related to appreciated investment securities and $19,289,264 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.847929.100

AMCG-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 20.3%
Distributors - 0.3%
Building Materials Holding Corp. (d)	100,171	$ 1,454,483
Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	10,600	439,688
Gaylord Entertainment Co. (a)	19,700	1,079,560
International Game Technology	105,700	4,031,398
Penn National Gaming, Inc. (a)	91,054	4,401,550
Pinnacle Entertainment, Inc. (a)	18,800	527,904
		10,480,100
Household Durables - 7.2%
D.R. Horton, Inc.	278,266	6,171,940
KB Home	193,200	8,522,052
Lennar Corp. Class A	200,400	8,559,084
NVR, Inc. (a)	1,000	824,000
Ryland Group, Inc. (d)	169,900	7,526,570
		31,603,646
Media - 0.3%
EchoStar Communications Corp. Class A (a)	26,357	1,226,391
Multiline Retail - 2.4%
JCPenney Co., Inc.	23,700	1,874,433
Nordstrom, Inc. (d)	158,500	8,704,820
		10,579,253
Specialty Retail - 6.8%
Abercrombie & Fitch Co. Class A	12,400	1,012,584
AutoZone, Inc. (a)	50,300	6,691,912
Circuit City Stores, Inc.	11,000	191,950
DSW, Inc. Class A (a)(d)	25,752	998,148
Gamestop Corp. Class A (a)	26,500	879,005
Guess?, Inc.	102,080	4,021,952
OfficeMax, Inc.	118,800	5,847,336
Ross Stores, Inc.	16,200	537,030
Sherwin-Williams Co.	27,100	1,728,167
The Men's Wearhouse, Inc.	118,500	5,127,495
TJX Companies, Inc.	76,200	2,125,218
Tween Brands, Inc. (a)	11,900	466,004
		29,626,801
Textiles, Apparel & Luxury Goods - 0.9%
Columbia Sportswear Co.	3,700	231,620
Polo Ralph Lauren Corp. Class A	41,700	3,840,987
		4,072,607
TOTAL CONSUMER DISCRETIONARY		89,043,281
CONSUMER STAPLES - 4.2%
Beverages - 1.8%
Molson Coors Brewing Co. Class B	84,600	7,976,088
Food & Staples Retailing - 0.1%
Kroger Co.	15,700	463,307

	Shares	Value
Food Products - 0.3%
Seaboard Corp.	480	$ 1,196,640
Personal Products - 0.9%
Bare Escentuals, Inc.	48,500	1,960,855
NBTY, Inc. (a)	41,800	2,065,338
		4,026,193
Tobacco - 1.1%
Loews Corp. - Carolina Group	64,300	4,920,879
TOTAL CONSUMER STAPLES		18,583,107
ENERGY - 9.4%
Energy Equipment & Services - 4.4%
Baker Hughes, Inc.	10,500	844,095
Diamond Offshore Drilling, Inc.	6,000	513,600
National Oilwell Varco, Inc. (a)	143,500	12,175,975
Smith International, Inc.	25,100	1,316,244
Tidewater, Inc.	8,100	512,001
Transocean, Inc. (a)	45,900	3,956,580
		19,318,495
Oil, Gas & Consumable Fuels - 5.0%
Frontier Oil Corp.	59,700	2,109,201
Holly Corp.	30,500	1,939,800
Newfield Exploration Co. (a)	64,100	2,804,375
Pioneer Natural Resources Co.	9,700	486,940
Southwestern Energy Co. (a)	73,300	3,078,600
Tesoro Corp.	92,200	11,174,640
		21,593,556
TOTAL ENERGY		40,912,051
FINANCIALS - 8.0%
Capital Markets - 1.1%
SEI Investments Co.	66,500	4,058,495
T. Rowe Price Group, Inc.	17,500	869,400
		4,927,895
Commercial Banks - 0.9%
PNC Financial Services Group, Inc.	41,000	3,038,100
Synovus Financial Corp.	28,700	905,772
		3,943,872
Diversified Financial Services - 0.7%
Chicago Mercantile Exchange Holdings, Inc. Class A (d)	5,900	3,048,825
Insurance - 3.4%
CNA Financial Corp. (a)	50,080	2,337,234
HCC Insurance Holdings, Inc.	156,300	4,792,158
Philadelphia Consolidated Holdings Corp. (a)	92,000	3,992,800
Reinsurance Group of America, Inc.	2,500	155,775
The Chubb Corp.	66,600	3,585,078
		14,863,045
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 1.6%
AMB Property Corp. (SBI)	29,800	$ 1,815,118
Archstone-Smith Trust	63,300	3,298,563
Equity One, Inc.	32,700	913,311
SL Green Realty Corp.	7,600	1,070,840
		7,097,832
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	6,100	206,485
Thrifts & Mortgage Finance - 0.2%
Provident Financial Services, Inc.	45,100	773,014
TOTAL FINANCIALS		34,860,968
HEALTH CARE - 13.2%
Biotechnology - 6.0%
Amylin Pharmaceuticals, Inc. (a)(d)	206,400	8,530,512
Biogen Idec, Inc. (a)	191,600	9,045,436
Celgene Corp. (a)	127,900	7,822,364
Gilead Sciences, Inc. (a)	10,300	841,716
		26,240,028
Health Care Equipment & Supplies - 0.7%
Hologic, Inc. (a)	7,185	413,497
Immucor, Inc. (a)	77,200	2,519,036
		2,932,533
Health Care Providers & Services - 1.4%
CIGNA Corp.	14,600	2,271,614
Health Net, Inc. (a)	45,200	2,443,512
Medco Health Solutions, Inc. (a)	16,900	1,318,538
		6,033,664
Life Sciences Tools & Services - 4.7%
Advanced Magnetics, Inc. (a)	13,618	896,064
Pharmaceutical Product Development, Inc.	242,200	8,736,154
Thermo Fisher Scientific, Inc. (a)	215,100	11,198,106
		20,830,324
Pharmaceuticals - 0.4%
Barr Pharmaceuticals, Inc. (a)	4,600	222,456
Endo Pharmaceuticals Holdings, Inc. (a)	6,700	207,298
Forest Laboratories, Inc. (a)	16,500	877,965
Sepracor, Inc. (a)	8,800	472,384
		1,780,103
TOTAL HEALTH CARE		57,816,652
INDUSTRIALS - 15.2%
Aerospace & Defense - 4.5%
BE Aerospace, Inc. (a)	323,644	11,861,553
Precision Castparts Corp.	22,100	2,300,831

	Shares	Value
Raytheon Co.	83,700	$ 4,481,298
Spirit AeroSystems Holdings, Inc. Class A	34,700	1,097,561
		19,741,243
Airlines - 2.5%
AMR Corp.	154,100	4,020,469
US Airways Group, Inc. (a)	188,400	6,959,496
		10,979,965
Commercial Services & Supplies - 1.0%
Cenveo, Inc. (a)	48,800	1,251,720
Corrections Corp. of America (a)	41,400	2,351,520
Teletech Holdings, Inc. (a)	22,900	864,017
		4,467,257
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	2,400	121,032
Electrical Equipment - 3.9%
Belden CDT, Inc.	105,600	5,900,928
Energy Conversion Devices, Inc. (a)(d)	308,620	10,928,234
		16,829,162
Machinery - 3.3%
Joy Global, Inc.	7,800	394,914
Manitowoc Co., Inc.	96,670	6,595,794
Terex Corp. (a)	93,800	7,302,330
		14,293,038
TOTAL INDUSTRIALS		66,431,697
INFORMATION TECHNOLOGY - 17.1%
Computers & Peripherals - 5.5%
Apple, Inc. (a)	62,300	6,217,540
Brocade Communications Systems, Inc. (a)	1,121,100	10,953,147
Palm, Inc. (a)	73,700	1,244,056
Seagate Technology	120,691	2,673,306
Western Digital Corp. (a)	180,900	3,198,312
		24,286,361
Electronic Equipment & Instruments - 0.1%
Sunpower Corp. Class A (a)	5,390	327,065
IT Services - 1.7%
Alliance Data Systems Corp. (a)	83,800	5,334,708
Cognizant Technology Solutions Corp. Class A (a)	21,200	1,895,280
		7,229,988
Semiconductors & Semiconductor Equipment - 6.9%
Cymer, Inc. (a)(d)	254,600	10,313,846
Cypress Semiconductor Corp. (a)	62,200	1,419,404
Integrated Device Technology, Inc. (a)	17,600	263,648
Intersil Corp. Class A	11,300	336,627
LSI Logic Corp. (a)	444,400	3,777,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMC Electronic Materials, Inc. (a)	189,800	$ 10,416,224
Varian Semiconductor Equipment Associates, Inc. (a)	57,400	3,809,064
		30,336,213
Software - 2.9%
Activision, Inc. (a)	273,600	5,472,000
Electronic Arts, Inc. (a)	53,700	2,707,017
FactSet Research Systems, Inc.	4,900	301,399
Informatica Corp. (a)	91,850	1,352,032
Nuance Communications, Inc. (a)	31,300	482,333
Take-Two Interactive Software, Inc. (a)(d)	126,600	2,426,922
		12,741,703
TOTAL INFORMATION TECHNOLOGY		74,921,330
MATERIALS - 6.3%
Metals & Mining - 6.3%
Allegheny Technologies, Inc.	126,418	13,852,884
RTI International Metals, Inc. (a)	68,240	6,432,985
Titanium Metals Corp.	205,600	7,099,368
		27,385,237
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.3%
Citizens Communications Co.	36,300	565,191
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	38,200	783,100
		1,348,291
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	78,705	2,990,790
Dobson Communications Corp. Class A	23,350	212,719
NII Holdings, Inc. (a)	33,491	2,570,434
		5,773,943
TOTAL TELECOMMUNICATION SERVICES		7,122,234
UTILITIES - 2.2%
Electric Utilities - 0.3%
Allegheny Energy, Inc. (a)	22,700	1,213,542
Gas Utilities - 0.2%
Equitable Resources, Inc.	3,600	187,236
Questar Corp.	6,700	650,771
		838,007

	Shares	Value
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	240,600	$ 5,290,794
Constellation Energy Group, Inc.	8,900	793,168
		6,083,962
Multi-Utilities - 0.3%
Public Service Enterprise Group, Inc.	16,600	1,435,070
TOTAL UTILITIES		9,570,581
TOTAL COMMON STOCKS (Cost $388,875,218)		426,647,138
Money Market Funds - 11.2%

Fidelity Cash Central Fund, 5.29% (b)	7,811,212	7,811,212
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	41,205,050	41,205,050
TOTAL MONEY MARKET FUNDS (Cost $49,016,262)		49,016,262
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $437,891,480)	475,663,400
NET OTHER ASSETS - (8.7)%	(37,929,815)
NET ASSETS - 100%	$ 437,733,585
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 94,852
Fidelity Securities Lending Cash Central Fund	58,952
Total	$ 153,804
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $438,894,402. Net unrealized appreciation aggregated $36,768,998, of which $56,058,262 related to appreciated investment securities and $19,289,264 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Value Fund

April 30, 2007

1.800359.103

MCV-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Distributors - 0.6%
Genuine Parts Co.	127,700	$ 6,309,657
Hotels, Restaurants & Leisure - 1.2%
Wyndham Worldwide Corp. (a)	329,800	11,411,080
Household Durables - 2.0%
Black & Decker Corp.	29,200	2,649,024
Newell Rubbermaid, Inc.	133,500	4,094,445
Snap-On, Inc.	229,600	12,513,200
		19,256,669
Leisure Equipment & Products - 2.7%
Eastman Kodak Co. (d)	520,900	12,975,619
Mattel, Inc.	446,400	12,633,120
		25,608,739
Multiline Retail - 3.6%
Big Lots, Inc. (a)	441,100	14,203,420
Dillard's, Inc. Class A	165,900	5,745,117
Dollar Tree Stores, Inc. (a)	372,900	14,662,428
		34,610,965
Specialty Retail - 2.7%
Aeropostale, Inc. (a)	226,100	9,304,015
Rent-A-Center, Inc. (a)	170,400	4,743,936
Sherwin-Williams Co.	186,300	11,880,351
		25,928,302
TOTAL CONSUMER DISCRETIONARY		123,125,412
CONSUMER STAPLES - 7.1%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	106,100	10,003,108
Food & Staples Retailing - 3.3%
Kroger Co.	600,000	17,706,000
Safeway, Inc.	395,000	14,338,500
		32,044,500
Food Products - 0.6%
Corn Products International, Inc.	148,200	5,901,324
Household Products - 1.0%
Energizer Holdings, Inc. (a)	94,400	9,173,792
Tobacco - 1.2%
UST, Inc.	195,900	11,103,612
TOTAL CONSUMER STAPLES		68,226,336
ENERGY - 5.5%
Energy Equipment & Services - 2.6%
National Oilwell Varco, Inc. (a)	57,800	4,904,330
SEACOR Holdings, Inc. (a)	104,300	9,937,704
Tidewater, Inc.	158,700	10,031,427
		24,873,461

	Shares	Value
Oil, Gas & Consumable Fuels - 2.9%
Frontier Oil Corp.	196,000	$ 6,924,680
Holly Corp.	42,000	2,671,200
Tesoro Corp.	152,800	18,519,360
		28,115,240
TOTAL ENERGY		52,988,701
FINANCIALS - 28.7%
Capital Markets - 3.1%
A.G. Edwards, Inc.	88,500	6,411,825
Ameriprise Financial, Inc.	294,000	17,484,180
Raymond James Financial, Inc.	194,200	5,958,056
		29,854,061
Commercial Banks - 2.4%
BOK Financial Corp.	83,000	4,260,390
KeyCorp	257,500	9,187,600
Synovus Financial Corp.	295,700	9,332,292
		22,780,282
Insurance - 13.1%
ACE Ltd.	156,900	9,329,274
American Financial Group, Inc.	406,800	14,347,836
Assurant, Inc.	240,400	13,830,212
First American Corp., California	268,400	13,822,600
Genworth Financial, Inc. Class A (non-vtg.)	171,500	6,258,035
MBIA, Inc.	67,400	4,688,344
Nationwide Financial Services, Inc. Class A (sub. vtg.)	275,400	15,733,602
Philadelphia Consolidated Holdings Corp. (a)	179,200	7,777,280
Reinsurance Group of America, Inc.	182,600	11,377,806
SAFECO Corp.	234,400	15,643,856
The Chubb Corp.	172,760	9,299,671
W.R. Berkley Corp.	117,050	3,802,955
		125,911,471
Real Estate Investment Trusts - 7.2%
AMB Property Corp. (SBI)	114,000	6,943,740
Archstone-Smith Trust	122,600	6,388,686
AvalonBay Communities, Inc.	37,600	4,596,976
Developers Diversified Realty Corp.	116,900	7,610,190
Duke Realty LP	217,600	9,380,736
HRPT Properties Trust (SBI)	1,068,800	13,082,112
iStar Financial, Inc.	153,600	7,360,512
Taubman Centers, Inc.	110,400	6,187,920
Vornado Realty Trust	62,200	7,378,786
		68,929,658
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc.	53,900	5,793,711
Thrifts & Mortgage Finance - 2.3%
Hudson City Bancorp, Inc.	317,700	4,231,764
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
People's United Financial, Inc.	583,510	$ 11,617,684
Radian Group, Inc.	118,000	6,856,980
		22,706,428
TOTAL FINANCIALS		275,975,611
HEALTH CARE - 3.5%
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	135,100	6,753,649
CIGNA Corp.	61,100	9,506,549
Express Scripts, Inc. (a)	25,600	2,446,080
McKesson Corp.	89,200	5,247,636
Wellcare Health Plans, Inc. (a)	57,900	4,666,161
		28,620,075
Pharmaceuticals - 0.5%
King Pharmaceuticals, Inc. (a)	228,500	4,672,825
TOTAL HEALTH CARE		33,292,900
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.3%
Precision Castparts Corp.	49,800	5,184,678
Rockwell Collins, Inc.	107,700	7,072,659
		12,257,337
Commercial Services & Supplies - 1.5%
Allied Waste Industries, Inc.	603,600	8,070,132
Manpower, Inc.	79,000	6,339,750
		14,409,882
Industrial Conglomerates - 0.5%
Textron, Inc.	50,200	5,103,834
Machinery - 4.6%
AGCO Corp. (a)	350,900	14,643,057
Cummins, Inc.	149,900	13,814,784
ITT Corp.	36,600	2,335,446
Terex Corp. (a)	174,200	13,561,470
		44,354,757
Trading Companies & Distributors - 0.8%
W.W. Grainger, Inc.	93,500	7,724,970
TOTAL INDUSTRIALS		83,850,780
INFORMATION TECHNOLOGY - 6.9%
Electronic Equipment & Instruments - 2.5%
Avnet, Inc. (a)	311,400	12,736,260
Ingram Micro, Inc. Class A (a)	349,200	6,851,304
Vishay Intertechnology, Inc. (a)	273,800	4,558,770
		24,146,334
IT Services - 3.1%
Computer Sciences Corp. (a)	155,400	8,630,916

	Shares	Value
Convergys Corp. (a)	349,000	$ 8,815,740
Electronic Data Systems Corp.	411,800	12,041,032
		29,487,688
Semiconductors & Semiconductor Equipment - 0.6%
Atmel Corp. (a)	1,021,200	5,432,784
Software - 0.7%
Cadence Design Systems, Inc. (a)(d)	319,800	7,099,560
TOTAL INFORMATION TECHNOLOGY		66,166,366
MATERIALS - 8.0%
Chemicals - 3.3%
Airgas, Inc.	55,900	2,490,345
Albemarle Corp.	162,300	6,889,635
FMC Corp.	143,900	11,070,227
Lubrizol Corp.	193,900	11,622,366
		32,072,573
Metals & Mining - 4.7%
Carpenter Technology Corp.	31,700	3,847,429
Freeport-McMoRan Copper & Gold, Inc. Class B	219,500	14,741,620
Steel Dynamics, Inc.	187,300	8,299,263
United States Steel Corp.	181,600	18,439,664
		45,327,976
TOTAL MATERIALS		77,400,549
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc.	150,400	6,925,920
Embarq Corp.	94,800	5,691,792
		12,617,712
Wireless Telecommunication Services - 0.8%
Telephone & Data Systems, Inc.	89,600	5,102,720
U.S. Cellular Corp.	34,900	2,530,250
		7,632,970
TOTAL TELECOMMUNICATION SERVICES		20,250,682
UTILITIES - 16.3%
Electric Utilities - 7.8%
American Electric Power Co., Inc.	350,000	17,577,000
Edison International	248,300	12,998,505
Entergy Corp.	188,600	21,338,203
Pepco Holdings, Inc.	333,400	9,841,968
Progress Energy, Inc.	259,300	13,107,615
		74,863,291
Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc.	110,700	9,865,584
Multi-Utilities - 7.5%
CMS Energy Corp.	307,800	5,700,456
DTE Energy Co.	142,800	7,224,252
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
OGE Energy Corp.	229,400	$ 8,818,136
PG&E Corp. (d)	226,100	11,440,660
Sempra Energy	288,800	18,333,024
Wisconsin Energy Corp.	172,100	8,396,759
Xcel Energy, Inc.	529,000	12,743,610
		72,656,897
TOTAL UTILITIES		157,385,772
TOTAL COMMON STOCKS (Cost $847,698,459)		958,663,109
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 5.29% (b)	13,758,071	13,758,071
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	19,633,025	19,633,025
TOTAL MONEY MARKET FUNDS (Cost $33,391,096)		33,391,096
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $881,089,555)	992,054,205
NET OTHER ASSETS - (3.1)%	(29,630,203)
NET ASSETS - 100%	$ 962,424,002
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 145,799
Fidelity Securities Lending Cash Central Fund	15,179
Total	$ 160,978
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $881,575,827. Net unrealized appreciation aggregated $110,478,378, of which $119,345,799 related to appreciated investment securities and $8,867,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2007

1.847930.100

AMCV-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.8%
Distributors - 0.6%
Genuine Parts Co.	127,700	$ 6,309,657
Hotels, Restaurants & Leisure - 1.2%
Wyndham Worldwide Corp. (a)	329,800	11,411,080
Household Durables - 2.0%
Black & Decker Corp.	29,200	2,649,024
Newell Rubbermaid, Inc.	133,500	4,094,445
Snap-On, Inc.	229,600	12,513,200
		19,256,669
Leisure Equipment & Products - 2.7%
Eastman Kodak Co. (d)	520,900	12,975,619
Mattel, Inc.	446,400	12,633,120
		25,608,739
Multiline Retail - 3.6%
Big Lots, Inc. (a)	441,100	14,203,420
Dillard's, Inc. Class A	165,900	5,745,117
Dollar Tree Stores, Inc. (a)	372,900	14,662,428
		34,610,965
Specialty Retail - 2.7%
Aeropostale, Inc. (a)	226,100	9,304,015
Rent-A-Center, Inc. (a)	170,400	4,743,936
Sherwin-Williams Co.	186,300	11,880,351
		25,928,302
TOTAL CONSUMER DISCRETIONARY		123,125,412
CONSUMER STAPLES - 7.1%
Beverages - 1.0%
Molson Coors Brewing Co. Class B	106,100	10,003,108
Food & Staples Retailing - 3.3%
Kroger Co.	600,000	17,706,000
Safeway, Inc.	395,000	14,338,500
		32,044,500
Food Products - 0.6%
Corn Products International, Inc.	148,200	5,901,324
Household Products - 1.0%
Energizer Holdings, Inc. (a)	94,400	9,173,792
Tobacco - 1.2%
UST, Inc.	195,900	11,103,612
TOTAL CONSUMER STAPLES		68,226,336
ENERGY - 5.5%
Energy Equipment & Services - 2.6%
National Oilwell Varco, Inc. (a)	57,800	4,904,330
SEACOR Holdings, Inc. (a)	104,300	9,937,704
Tidewater, Inc.	158,700	10,031,427
		24,873,461

	Shares	Value
Oil, Gas & Consumable Fuels - 2.9%
Frontier Oil Corp.	196,000	$ 6,924,680
Holly Corp.	42,000	2,671,200
Tesoro Corp.	152,800	18,519,360
		28,115,240
TOTAL ENERGY		52,988,701
FINANCIALS - 28.7%
Capital Markets - 3.1%
A.G. Edwards, Inc.	88,500	6,411,825
Ameriprise Financial, Inc.	294,000	17,484,180
Raymond James Financial, Inc.	194,200	5,958,056
		29,854,061
Commercial Banks - 2.4%
BOK Financial Corp.	83,000	4,260,390
KeyCorp	257,500	9,187,600
Synovus Financial Corp.	295,700	9,332,292
		22,780,282
Insurance - 13.1%
ACE Ltd.	156,900	9,329,274
American Financial Group, Inc.	406,800	14,347,836
Assurant, Inc.	240,400	13,830,212
First American Corp., California	268,400	13,822,600
Genworth Financial, Inc. Class A (non-vtg.)	171,500	6,258,035
MBIA, Inc.	67,400	4,688,344
Nationwide Financial Services, Inc. Class A (sub. vtg.)	275,400	15,733,602
Philadelphia Consolidated Holdings Corp. (a)	179,200	7,777,280
Reinsurance Group of America, Inc.	182,600	11,377,806
SAFECO Corp.	234,400	15,643,856
The Chubb Corp.	172,760	9,299,671
W.R. Berkley Corp.	117,050	3,802,955
		125,911,471
Real Estate Investment Trusts - 7.2%
AMB Property Corp. (SBI)	114,000	6,943,740
Archstone-Smith Trust	122,600	6,388,686
AvalonBay Communities, Inc.	37,600	4,596,976
Developers Diversified Realty Corp.	116,900	7,610,190
Duke Realty LP	217,600	9,380,736
HRPT Properties Trust (SBI)	1,068,800	13,082,112
iStar Financial, Inc.	153,600	7,360,512
Taubman Centers, Inc.	110,400	6,187,920
Vornado Realty Trust	62,200	7,378,786
		68,929,658
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc.	53,900	5,793,711
Thrifts & Mortgage Finance - 2.3%
Hudson City Bancorp, Inc.	317,700	4,231,764
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
People's United Financial, Inc.	583,510	$ 11,617,684
Radian Group, Inc.	118,000	6,856,980
		22,706,428
TOTAL FINANCIALS		275,975,611
HEALTH CARE - 3.5%
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	135,100	6,753,649
CIGNA Corp.	61,100	9,506,549
Express Scripts, Inc. (a)	25,600	2,446,080
McKesson Corp.	89,200	5,247,636
Wellcare Health Plans, Inc. (a)	57,900	4,666,161
		28,620,075
Pharmaceuticals - 0.5%
King Pharmaceuticals, Inc. (a)	228,500	4,672,825
TOTAL HEALTH CARE		33,292,900
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.3%
Precision Castparts Corp.	49,800	5,184,678
Rockwell Collins, Inc.	107,700	7,072,659
		12,257,337
Commercial Services & Supplies - 1.5%
Allied Waste Industries, Inc.	603,600	8,070,132
Manpower, Inc.	79,000	6,339,750
		14,409,882
Industrial Conglomerates - 0.5%
Textron, Inc.	50,200	5,103,834
Machinery - 4.6%
AGCO Corp. (a)	350,900	14,643,057
Cummins, Inc.	149,900	13,814,784
ITT Corp.	36,600	2,335,446
Terex Corp. (a)	174,200	13,561,470
		44,354,757
Trading Companies & Distributors - 0.8%
W.W. Grainger, Inc.	93,500	7,724,970
TOTAL INDUSTRIALS		83,850,780
INFORMATION TECHNOLOGY - 6.9%
Electronic Equipment & Instruments - 2.5%
Avnet, Inc. (a)	311,400	12,736,260
Ingram Micro, Inc. Class A (a)	349,200	6,851,304
Vishay Intertechnology, Inc. (a)	273,800	4,558,770
		24,146,334
IT Services - 3.1%
Computer Sciences Corp. (a)	155,400	8,630,916

	Shares	Value
Convergys Corp. (a)	349,000	$ 8,815,740
Electronic Data Systems Corp.	411,800	12,041,032
		29,487,688
Semiconductors & Semiconductor Equipment - 0.6%
Atmel Corp. (a)	1,021,200	5,432,784
Software - 0.7%
Cadence Design Systems, Inc. (a)(d)	319,800	7,099,560
TOTAL INFORMATION TECHNOLOGY		66,166,366
MATERIALS - 8.0%
Chemicals - 3.3%
Airgas, Inc.	55,900	2,490,345
Albemarle Corp.	162,300	6,889,635
FMC Corp.	143,900	11,070,227
Lubrizol Corp.	193,900	11,622,366
		32,072,573
Metals & Mining - 4.7%
Carpenter Technology Corp.	31,700	3,847,429
Freeport-McMoRan Copper & Gold, Inc. Class B	219,500	14,741,620
Steel Dynamics, Inc.	187,300	8,299,263
United States Steel Corp.	181,600	18,439,664
		45,327,976
TOTAL MATERIALS		77,400,549
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.3%
CenturyTel, Inc.	150,400	6,925,920
Embarq Corp.	94,800	5,691,792
		12,617,712
Wireless Telecommunication Services - 0.8%
Telephone & Data Systems, Inc.	89,600	5,102,720
U.S. Cellular Corp.	34,900	2,530,250
		7,632,970
TOTAL TELECOMMUNICATION SERVICES		20,250,682
UTILITIES - 16.3%
Electric Utilities - 7.8%
American Electric Power Co., Inc.	350,000	17,577,000
Edison International	248,300	12,998,505
Entergy Corp.	188,600	21,338,203
Pepco Holdings, Inc.	333,400	9,841,968
Progress Energy, Inc.	259,300	13,107,615
		74,863,291
Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc.	110,700	9,865,584
Multi-Utilities - 7.5%
CMS Energy Corp.	307,800	5,700,456
DTE Energy Co.	142,800	7,224,252
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
OGE Energy Corp.	229,400	$ 8,818,136
PG&E Corp. (d)	226,100	11,440,660
Sempra Energy	288,800	18,333,024
Wisconsin Energy Corp.	172,100	8,396,759
Xcel Energy, Inc.	529,000	12,743,610
		72,656,897
TOTAL UTILITIES		157,385,772
TOTAL COMMON STOCKS (Cost $847,698,459)		958,663,109
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 5.29% (b)	13,758,071	13,758,071
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	19,633,025	19,633,025
TOTAL MONEY MARKET FUNDS (Cost $33,391,096)		33,391,096
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $881,089,555)	992,054,205
NET OTHER ASSETS - (3.1)%	(29,630,203)
NET ASSETS - 100%	$ 962,424,002
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 145,799
Fidelity Securities Lending Cash Central Fund	15,179
Total	$ 160,978
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $881,575,827. Net unrealized appreciation aggregated $110,478,378, of which $119,345,799 related to appreciated investment securities and $8,867,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Tax-Free Bond Fund

April 30, 2007

1.800354.103

SFB-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.6%
	Principal Amount	Value
Alabama - 0.3%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Series B, 5% 1/1/43 (Pre-Refunded to 1/1/13 @ 100) (f)	$ 1,880,000	$ 2,000,752
Arizona - 2.1%
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	2,200,000	2,319,988
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/35	750,000	765,173
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 5% 4/1/12	1,000,000	1,039,630
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.):
5% 7/1/16	1,000,000	1,057,920
5% 7/1/17	1,495,000	1,582,861
5% 7/1/18	1,695,000	1,788,886
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	1,000,000	1,059,700
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series A, 5.25% 10/1/15 (American Cap. Access Corp. Insured)	1,335,000	1,421,735
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,361,984
		12,397,877
Arkansas - 0.2%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12	1,415,000	1,156,649
California - 15.7%
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,170,682
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5.25% 5/1/11 (FSA Insured)	2,140,000	2,269,470
5.5% 5/1/15 (AMBAC Insured)	600,000	653,550
6% 5/1/14 (MBIA Insured)	1,500,000	1,674,315
California Econ. Recovery:
Series 2004 A, 5.25% 7/1/13	1,000,000	1,082,930
Series A:
5% 7/1/15 (MBIA Insured)	1,000,000	1,077,170
5.25% 7/1/13 (MBIA Insured)	1,600,000	1,737,264
5.25% 7/1/14 (FGIC Insured)	400,000	438,144
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.:
5% 2/1/11	$ 1,000,000	$ 1,045,010
5% 12/1/11 (MBIA Insured)	2,000,000	2,116,280
5% 9/1/12	1,000,000	1,059,810
5% 10/1/12	4,400,000	4,666,948
5% 3/1/15	1,000,000	1,074,930
5% 8/1/20	5,900,000	6,312,882
5% 6/1/26	1,385,000	1,453,419
5% 6/1/27 (AMBAC Insured)	500,000	526,710
5% 9/1/27	1,200,000	1,265,808
5% 2/1/31 (MBIA Insured)	500,000	521,235
5% 9/1/31	1,200,000	1,262,028
5% 12/1/31 (MBIA Insured)	1,000,000	1,047,890
5% 9/1/32	1,400,000	1,471,274
5% 8/1/33	1,100,000	1,150,336
5% 9/1/33	3,000,000	3,152,730
5% 8/1/35	2,100,000	2,195,067
5% 9/1/35	3,200,000	3,360,416
5.125% 11/1/24	400,000	423,168
5.25% 2/1/14	1,000,000	1,081,030
5.25% 2/1/15	1,240,000	1,336,894
5.25% 2/1/16	500,000	539,070
5.25% 2/1/27 (MBIA Insured)	400,000	424,988
5.25% 4/1/27	275,000	297,638
5.25% 2/1/28	500,000	530,230
5.25% 2/1/33	1,200,000	1,264,896
5.25% 12/1/33	3,300,000	3,556,212
5.25% 4/1/34	1,300,000	1,398,046
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	500,000	532,555
5.5% 4/1/30	90,000	98,876
5.5% 11/1/33	2,300,000	2,498,352
5.625% 5/1/20	40,000	42,382
6.6% 2/1/09	150,000	157,559
6.6% 2/1/10	2,215,000	2,380,416
6.75% 8/1/10	500,000	546,025
California Infrastructure & Econ. Dev. Bank Rev. (Clean Wtr. State Revolving Fund Proj.) 5% 10/1/15	2,160,000	2,300,854
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,276,224
(Univ. of California Research Proj.) Series E, 5.25% 10/1/19	2,000,000	2,197,680
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2005 H, 5% 6/1/18	$ 1,000,000	$ 1,062,740
Series 2005 K, 5% 11/1/16	1,300,000	1,394,783
Series B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,082,530
California Statewide Communities Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (c)	1,000,000	1,011,490
California Statewide Communities Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (c)	300,000	298,080
(Kaiser Permanente Health Sys. Proj.) Series 2004 G, 2.3%, tender 5/1/07 (Pre-Refunded to 5/1/07 @ 100) (c)(f)	1,000,000	1,000,000
4.3641% 4/1/36 (c)	2,500,000	2,499,900
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A, 5% 1/1/35 (MBIA Insured)	200,000	204,584
5% 1/15/16 (MBIA Insured)	200,000	208,896
5.75% 1/15/40	300,000	314,154
Golden State Tobacco Securitization Corp.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (f)	1,000,000	1,162,250
Series A, 5% 6/1/45	5,200,000	5,382,052
Series A1, 5% 6/1/33	400,000	398,328
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	1,300,000	1,372,995
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series A, 5.125% 7/1/41 (MBIA Insured)	500,000	518,620
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/31 (MBIA Insured)	1,500,000	1,582,800
Marina Gen. Oblig. 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,299,145
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	790,414
Metropolitan Wtr. District Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	700,000	740,397
Monterey County Ctfs. of Prtn. 5% 8/1/19 (AMBAC Insured) (b)	1,000,000	1,082,440
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,049,140
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series A, 5% 7/1/36 (AMBAC Insured)	$ 1,000,000	$ 1,044,080
Univ. of California Revs. Series K, 5% 5/15/18 (MBIA Insured) (b)	2,000,000	2,162,300
		94,331,511
Colorado - 2.2%
Adams & Arapahoe Counties Joint School District #28J Aurora Series A, 5.125% 12/1/21 (FSA Insured)	1,300,000	1,391,572
Broomfield Coliseum City & County Ctfs. of Prtn. 6% 12/1/29 (AMBAC Insured)	1,750,000	1,841,875
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (f)	6,000,000	3,124,080
Colorado Health Facilities Auth. Rev. (Volunteers of America Care Proj.) Series A:
5% 7/1/09	585,000	588,650
5% 7/1/13	710,000	713,415
5.3% 7/1/37	300,000	300,015
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series D, 5.25% 9/1/43 (MBIA Insured)	1,800,000	1,921,554
Dawson Ridge Metropolitan District #1:
Series 1992 A, 0% 10/1/22 (Escrowed to Maturity) (f)	1,020,000	526,300
Series 1992 B, 0% 10/1/17 (Escrowed to Maturity) (f)	1,000,000	649,390
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 A, 5.75% 9/1/29 (Pre-Refunded to 9/1/10 @ 102) (f)	1,000,000	1,082,260
Series B, 0% 9/1/13 (MBIA Insured)	1,415,000	1,099,285
		13,238,396
District Of Columbia - 0.5%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,701,953
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (MBIA Insured)	1,000,000	813,360
District of Columbia Rev. (George Washington Univ. Proj.) Series A, 5.75% 9/15/20 (MBIA Insured)	200,000	210,242
		2,725,555
Municipal Bonds - continued
	Principal Amount	Value
Florida - 3.5%
Brevard County School Board Ctfs. of Prtn. Series B, 5% 7/1/24 (AMBAC Insured)	$ 1,000,000	$ 1,057,920
Broward County School Board Series A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,074,430
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	541,360
Florida Board of Ed. Lottery Rev. Series B, 5% 7/1/20 (FGIC Insured)	1,965,000	2,060,833
Florida Gen. Oblig. (Dept. of Trans. Right of Way Proj.) Series A, 5% 7/1/33	100,000	104,709
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys. - Sunbelt Proj.):
Series A, 5% 11/15/16	800,000	837,888
Series G:
5% 11/15/16	100,000	106,069
5.125% 11/15/18	1,000,000	1,060,740
Series I, 5%, tender 11/16/09 (c)	1,000,000	1,024,600
3.95%, tender 9/1/12 (c)	1,500,000	1,486,425
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) 4%, tender 8/1/07 (c)	3,000,000	2,996,910
JEA Elec. Sys. Rev. Series 3A, 5% 10/1/41 (FSA Insured)	1,700,000	1,775,548
Miami-Dade County Aviation Rev. (Miami Int'l. Arpt. Proj.) Series B, 5% 10/1/37 (FGIC Insured)	1,650,000	1,721,511
Miami-Dade County School Board Ctfs. of Prtn. Series A, 5% 8/1/21 (AMBAC Insured) (b)	1,500,000	1,580,295
Orange County Sales Tax Rev. Series B, 5% 1/1/25 (FGIC Insured)	2,200,000	2,294,490
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/16 (MBIA Insured)	200,000	214,662
Volusia County School Board Ctfs. of Prtn. (School Board of Volusia County Master Lease Prog.) 5% 8/1/08 (FSA Insured)	1,000,000	1,015,610
		20,954,000
Georgia - 3.2%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/37 (FSA Insured)	1,700,000	1,787,788
5% 11/1/43 (FSA Insured)	1,280,000	1,341,901
Augusta Wtr. & Swr. Rev. 5.25% 10/1/39 (FSA Insured)	1,500,000	1,620,180
Colquitt County Dev. Auth. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity) (f)	4,120,000	2,212,728
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Georgia State Series B, 5% 5/1/22 (Pre-Refunded to 5/1/12 @ 100) (f)	$ 10,000,000	$ 10,597,190
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (f)	1,595,000	856,627
Valdosta & Lowndes County Hosp. 5% 10/1/24	1,000,000	1,045,390
		19,461,804
Illinois - 11.1%
Bolingbrook Gen. Oblig. Series A, 5.375% 1/1/38 (Pre-Refunded to 1/1/12 @ 100) (f)	3,000,000	3,211,860
Boone & Winnebago County Cmnty. Unit School District 200 0% 1/1/20 (FGIC Insured)	1,065,000	616,859
Chicago Board of Ed. (Westinghouse High School Proj.) Series C, 5.25% 12/1/19 (Pre-Refunded to 12/1/15 @ 100) (f)	1,000,000	1,105,260
Chicago Gen. Oblig.:
(City Colleges Proj.) 0% 1/1/30 (FGIC Insured)	1,750,000	635,548
(Neighborhoods Alive 21 Prog.) 5% 1/1/43 (AMBAC Insured)	1,080,000	1,119,528
Series 2004 A:
5% 1/1/34 (FSA Insured)	2,000,000	2,090,840
5.25% 1/1/29 (FSA Insured)	1,200,000	1,279,656
Series A:
5% 1/1/41 (Pre-Refunded to 1/1/15 @ 100) (f)	1,000,000	1,045,960
5.25% 1/1/33 (MBIA Insured)	490,000	512,491
5.25% 1/1/33 (Pre-Refunded to 1/1/11 @ 101) (f)	10,000	10,613
Chicago Motor Fuel Tax Rev.:
Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,076,060
6.125% 1/1/09 (AMBAC Insured)	1,000,000	1,038,500
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21 (AMBAC Insured)	1,000,000	1,069,850
Coles, Cumberland, Moultrie & Shelby Counties Cmnty. Unit School District #2, Mattoon 5.35% 2/1/19 (Pre-Refunded to 2/1/11 @ 100) (f)	1,495,000	1,580,424
Cook County Gen. Oblig.:
Series B:
5% 11/15/18 (MBIA Insured) (b)	1,000,000	1,083,240
5.25% 11/15/26 (MBIA Insured)	300,000	323,571
Series C, 5% 11/15/25 (AMBAC Insured)	500,000	523,075
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/20 (FSA Insured)	3,175,000	3,463,481
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series A, 5.5% 5/1/15 (FGIC Insured)	$ 1,000,000	$ 1,112,610
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (f)	1,700,000	837,267
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (MBIA Insured)	1,000,000	1,087,870
Illinois Edl. Facilities Auth. Revs.:
(DePaul Univ. Proj.) 5.65% 10/1/13 (Pre-Refunded to 10/1/07 @ 102) (f)	100,000	102,781
(Northwestern Univ. Proj.) 5% 12/1/38	500,000	518,690
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,537,488
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,268,892
Illinois Gen. Oblig.:
First Series, 5.375% 7/1/11 (MBIA Insured)	1,500,000	1,596,000
Series 2006, 5.5% 1/1/31	1,000,000	1,200,460
5.5% 4/1/17 (MBIA Insured)	400,000	418,108
5.5% 4/1/25 (MBIA Insured)	1,000,000	1,042,470
5.6% 4/1/21 (MBIA Insured)	400,000	418,640
Illinois Health Facilities Auth. Rev. (Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,925,828
Illinois Sales Tax Rev.:
First Series, 5.5% 6/15/15	1,200,000	1,276,068
5% 6/15/30 (FSA Insured)	3,000,000	3,161,370
6% 6/15/20	300,000	318,486
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2006 A2, 5% 1/1/31 (FSA Insured)	1,500,000	1,581,060
Jersey & Greene Counties Cmnty. Unit School District #100 0% 12/1/18 (FSA Insured)	1,100,000	674,454
Joliet School District #86 Gen. Oblig. Cap. Appreciation 0% 11/1/19 (FSA Insured)	2,260,000	1,328,157
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series A, 5.5% 1/1/17 (Pre-Refunded to 1/1/12 @ 100) (f)	1,000,000	1,075,920
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300, Carpentersville:
0% 12/1/17 (AMBAC Insured)	1,000,000	642,920
6.5% 1/1/20 (AMBAC Insured)	900,000	1,113,642
Lake County Forest Preservation District Series 2007 A, 3.939% 12/15/13 (b)(c)	1,000,000	1,000,000
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	$ 1,000,000	$ 1,103,360
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev.:
(McCormick Place Expansion Proj.):
Series 2002 A, 5.75% 6/15/41 (MBIA Insured)	1,400,000	1,527,792
Series A:
0% 6/15/15 (FGIC Insured)	5,250,000	3,773,543
0% 6/15/16 (FGIC Insured)	1,000,000	687,650
0% 12/15/16 (MBIA Insured)	1,935,000	1,302,332
Series 2002, 0% 6/15/10 (Escrowed to Maturity) (f)	5,000,000	4,442,400
Quincy Hosp. Rev. 5% 11/15/14 (b)	1,015,000	1,060,289
Will County Cmnty. Unit School District #201 0% 11/1/17 (FGIC Insured)	1,190,000	767,740
Will County Cmnty. Unit School District #365, Valley View 0% 11/1/18 (FSA Insured)	1,830,000	1,125,999
Winnebago County School District No. 122 Harlem-Loves Park Rev. 0% 1/1/15 (FSA Insured)	2,880,000	2,108,794
		66,925,896
Indiana - 4.4%
Beech Grove School Bldg. Corp. 5.625% 7/5/24 (MBIA Insured)	2,875,000	3,301,506
Clark Pleasant Cmnty. School Bldg. Corp. 5.5% 7/15/16 (Pre-Refunded to 1/15/12 @ 100) (f)	685,000	737,396
Crown Point Multi-School Bldg. Corp. 5% 7/15/19 (FGIC Insured)	1,225,000	1,310,738
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,641,022
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,783,906
Hamilton Southeastern Consolidated School Bldg. Corp. 5.5% 1/15/19 (Pre-Refunded to 7/15/11 @ 100) (f)	1,075,000	1,149,573
Hammond School Bldg. Corp. 5% 7/15/18 (MBIA Insured)	1,000,000	1,069,070
Hobart Bldg. Corp. 6.5% 1/15/29 (FGIC Insured)	1,500,000	1,860,270
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/09	1,175,000	1,197,807
Indiana Trans. Fin. Auth. Hwy. Series A, 0% 6/1/17 (AMBAC Insured)	1,000,000	655,840
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series A, 5.5% 1/1/16 (MBIA Insured)	1,005,000	1,119,831
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Muncie School Bldg. Corp. 5.25% 1/10/13 (MBIA Insured)	$ 1,630,000	$ 1,752,348
Petersburg Poll. Cont. Rev. 5.75% 8/1/21	3,000,000	3,199,800
Portage Township Multi-School Bldg. Corp. 5.25% 7/15/26 (Pre-Refunded to 7/15/15 @ 100) (f)	1,000,000	1,101,280
Rockport Poll. Cont. Rev.:
(AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	500,000	507,295
4.9%, tender 6/1/07 (c)	1,000,000	1,000,440
South Harrison School Bldg. Corp. Series A, 5.25% 1/15/25 (FSA Insured)	1,000,000	1,095,960
		26,484,082
Iowa - 0.6%
Coralville Urban Renewal Rev. Series C, 5% 6/1/47 (b)	850,000	851,301
Tobacco Settlement Auth. Tobacco Settlement Rev. 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (f)	2,800,000	2,966,180
		3,817,481
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series A, 4.75%, tender 10/1/07 (c)	1,000,000	1,003,370
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	695,845
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) 5.25% 12/1/09 (MBIA Insured)	225,000	230,567
Lawrence Hosp. Rev.:
5.125% 7/1/14	520,000	555,084
5.25% 7/1/15	200,000	215,518
		2,700,384
Kentucky - 0.2%
Kentucky Property & Bldgs. Commission Revs. (#71 Proj.) 5.5% 8/1/09	750,000	777,630
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (FGIC Insured)	500,000	538,260
		1,315,890
Louisiana - 0.5%
Louisiana Military Dept. 5% 8/1/12	575,000	596,143
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev. (Archdiocese of New Orleans Proj.):
5% 7/1/18 (CIFG North America Insured)	$ 900,000	$ 962,847
5% 7/1/22 (CIFG North America Insured)	630,000	666,490
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	825,000	869,088
		3,094,568
Maine - 0.7%
Maine Tpk. Auth. Tpk. Rev.:
Series 2000, 5.75% 7/1/28 (Pre-Refunded to 7/1/10 @ 101) (f)	2,725,000	2,916,867
5.25% 7/1/30 (FSA Insured)	1,000,000	1,073,890
		3,990,757
Maryland - 0.4%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	2,000,000	2,152,580
Massachusetts - 4.2%
Massachusetts Bay Trans. Auth. Series A, 7% 3/1/09	1,000,000	1,057,190
Massachusetts Fed. Hwy.:
Series 1998 A, 5.25% 6/15/12 (Pre-Refunded to 12/15/08 @ 101) (f)	2,610,000	2,696,574
Series 2000 A, 5.75% 6/15/13	1,000,000	1,067,710
Massachusetts Gen. Oblig.:
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (f)	1,100,000	1,190,695
Series 2005 A, 5% 3/1/23 (Pre-Refunded to 3/1/15 @ 100) (f)	1,500,000	1,623,975
Series 2006 D, 5% 8/1/22	100,000	106,782
Series D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100) (f)	1,100,000	1,191,916
Series E:
5% 11/1/23 (AMBAC Insured)	3,600,000	3,852,684
5% 11/1/24 (AMBAC Insured)	400,000	427,104
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. Series A, 5.1% 7/1/07 (Escrowed to Maturity) (f)	200,000	200,460
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
4.5% 8/15/35 (AMBAC Insured)	1,900,000	1,896,865
5% 8/15/23 (FSA Insured)	3,000,000	3,183,510
5% 8/15/30 (FSA Insured)	2,500,000	2,636,750
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A: - continued
5% 8/15/37 (AMBAC Insured)	$ 1,900,000	$ 2,024,127
Springfield Gen. Oblig. 5% 8/1/21 (MBIA Insured)	2,040,000	2,170,152
		25,326,494
Michigan - 2.1%
Ann Arbor Bldg. Auth. Series 2000, 5.75% 3/1/15 (Pre-Refunded to 3/1/10 @ 100) (f)	20,000	21,101
Detroit City School District 5.375% 5/1/15 (Pre-Refunded to 5/1/09 @ 101) (f)	375,000	390,529
Detroit Swr. Disp. Rev.:
Series A, 5.875% 7/1/22 (Pre-Refunded to 1/1/10 @ 101) (f)	150,000	159,548
Series B, 5% 7/1/36 (FGIC Insured)	2,300,000	2,424,292
Detroit Wtr. Supply Sys. Rev. 5.25% 7/1/15 (MBIA Insured)	1,000,000	1,096,460
Ferris State Univ. Rev. 5% 10/1/18 (MBIA Insured)	1,395,000	1,481,825
Fowlerville Cmnty. School District 5.25% 5/1/16 (FGIC Insured)	1,100,000	1,192,939
Livonia Pub. School District Series II, 0% 5/1/21 (FGIC Insured) (Pre-Refunded to 5/1/07 @ 39.31) (f)	1,200,000	471,720
Michigan Muni. Bond Auth. Rev. (Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	1,000,000	1,054,440
Michigan State Hosp. Fin. Auth. Rev. (Sparrow Hosp. Proj.) 5% 11/15/15	1,390,000	1,468,021
South Redford School District 5% 5/1/22 (MBIA Insured)	1,575,000	1,663,090
Sterling Heights Bldg. Auth. 5.75% 10/1/15 (Pre-Refunded to 10/1/08 @ 100.5) (f)	160,000	165,357
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/19 (FSA Insured)	1,000,000	1,062,920
		12,652,242
Minnesota - 1.1%
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,353,505
North Saint Paul-Maplewood-Oakdale Independent School District 622 5% 8/1/18 (FSA Insured)	1,300,000	1,414,933
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/36	1,000,000	1,034,860
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	$ 700,000	$ 730,716
Spring Lake Park Independent School District #16 Series A, 5% 2/1/29 (FSA Insured)	1,000,000	1,060,230
		6,594,244
Mississippi - 0.3%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,573,500
Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth. (Southeast Missouri Hosp. Proj.) 5% 6/1/10	1,050,000	1,075,505
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. (State Revolving Fund Prog.) Series 2003 A, 5.125% 1/1/21	1,000,000	1,062,160
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Washington Univ. Proj.) Series A, 5% 1/15/37	1,200,000	1,276,752
Missouri Highways & Trans. Commission State Road Rev. Series 2001 A, 5.625% 2/1/13 (Pre-Refunded to 2/1/11 @ 100) (f)	500,000	533,875
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Civil Courts Bldg. Proj.) Series A, 5% 8/1/11 (FSA Insured)	765,000	802,768
		4,751,060
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series A, 5.2%, tender 5/1/09 (c)	700,000	716,471
Montana Board of Regents Higher Ed. Rev. (Montana State Univ. Proj.) 5% 11/15/34 (AMBAC Insured)	1,000,000	1,053,830
		1,770,301
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) 4.098% 12/1/17 (c)	1,000,000	1,002,420
Omaha Gen. Oblig. 5.75% 12/1/14	380,000	408,804
Omaha Pub. Pwr. District Elec. Rev. Series A:
5% 2/1/34	2,000,000	2,088,220
5% 2/1/46	2,000,000	2,072,780
		5,572,224
Nevada - 0.5%
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) 5% 7/1/11 (AMBAC Insured)	1,000,000	1,048,480
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Clark County School District:
Series 2000 A, 5.75% 6/15/17 (Pre-Refunded to 6/15/10 @ 100) (f)	$ 250,000	$ 265,095
Series F, 5.375% 6/15/11 (FSA Insured)	1,000,000	1,062,200
Las Vegas Valley Wtr. District Series B, 5.25% 6/1/17 (MBIA Insured)	500,000	535,600
		2,911,375
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Proj.) 5.5% 8/1/27 (FSA Insured)	1,000,000	1,076,140
New Jersey - 1.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	681,756
New Jersey Econ. Dev. Auth. Rev. Series 2005 O:
5.125% 3/1/28	600,000	637,074
5.25% 3/1/21 (MBIA Insured)	1,000,000	1,082,550
5.25% 3/1/23	1,000,000	1,074,900
5.25% 3/1/25	800,000	858,256
5.25% 3/1/26	600,000	643,278
New Jersey Tpk. Auth. Tpk. Rev. Series A, 5% 1/1/25 (FSA Insured)	500,000	529,640
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	452,648
Tobacco Settlement Fing. Corp.:
4.375% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (f)	1,080,000	1,082,354
6.125% 6/1/24 (Pre-Refunded to 6/1/13 @ 100) (f)	2,355,000	2,519,191
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (f)	1,430,000	1,622,936
		11,184,583
New York - 10.0%
Buffalo Muni. Wtr. Fin. Auth. Series B, 5% 7/1/15 (FSA Insured) (b)	500,000	532,130
Erie County Indl. Dev. Agcy. School Facility Rev.:
(Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (FSA Insured)	600,000	662,196
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,400,000	1,566,306
5.75% 5/1/24 (FSA Insured)	2,225,000	2,467,681
5.75% 5/1/26 (FSA Insured)	525,000	581,926
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Erie County Indl. Dev. Agcy. School Facility Rev.: - continued
(City of Buffalo Proj.) Series 2003, 5.75% 5/1/21 (FSA Insured)	$ 500,000	$ 543,265
Hudson Yards Infrastructure Corp.:
4.5% 2/15/47 (MBIA Insured)	1,300,000	1,285,661
5% 2/15/47	2,300,000	2,412,332
Long Island Pwr. Auth.:
Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,058,280
Series C, 5% 9/1/35	1,000,000	1,053,260
Metropolitan Trans. Auth. Commuter Facilities Rev.:
Series 1992 B, 6.1% 7/1/09 (Escrowed to Maturity) (f)	25,000	26,292
Series 1997 E, 5% 7/1/16 (Pre-Refunded to 7/1/13 @ 100) (f)	10,000	10,738
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 4.75% 7/1/19 (Pre-Refunded to 1/1/18 @ 100) (f)	35,000	37,731
New York City Gen. Oblig.:
Series 2005 G:
5% 8/1/15	2,800,000	3,007,032
5.625% 8/1/13 (MBIA Insured)	2,000,000	2,175,920
Series J, 5.5% 6/1/19	800,000	866,840
Subseries 2005 F1, 5.25% 9/1/14	700,000	760,158
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) 5% 1/1/22 (AMBAC Insured)	1,000,000	1,070,320
(Yankee Stadium Proj.):
5% 3/1/31 (FGIC Insured)	1,000,000	1,061,160
5% 3/1/36 (MBIA Insured)	600,000	636,222
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	200,000	210,026
Series 2005 D, 5% 6/15/37	300,000	315,087
Series D, 5% 6/15/38	1,000,000	1,050,290
Series E, 5% 6/15/34	1,200,000	1,248,636
New York City Transitional Fin. Auth. Rev.:
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,053,100
Series A:
5.5% 11/1/26 (a)	1,000,000	1,070,480
6% 11/1/28 (a)	3,000,000	3,266,460
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series B:
5% 8/1/32	$ 4,200,000	$ 4,394,334
5.25% 2/1/29 (a)	1,605,000	1,686,566
5.75% 2/15/16 (Pre-Refunded to 2/15/10 @ 101) (f)	5,000	5,327
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	1,000,000	1,080,280
(New York Univ. Hosp. Ctr. Proj.) Series A, 5% 7/1/16	2,000,000	2,090,700
5% 7/1/14	1,000,000	1,035,200
New York Metropolitan Transit Auth. Rev. Series B, 5% 11/15/35 (MBIA Insured)	1,100,000	1,163,360
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev. (New York City Muni. Wtr. Fin. Proj.) 5% 6/15/34	1,200,000	1,263,000
New York State Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27 (FSA Insured)	1,000,000	1,087,700
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,084,520
Tobacco Settlement Asset Securitization Corp. Series 1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (f)	970,000	1,026,503
Tobacco Settlement Fing. Corp.:
Series A1:
5.5% 6/1/14	700,000	724,101
5.5% 6/1/15	500,000	524,305
5.5% 6/1/16	1,800,000	1,884,834
5.5% 6/1/17	500,000	529,875
Series C1:
5.5% 6/1/14	300,000	310,026
5.5% 6/1/15	1,085,000	1,137,102
5.5% 6/1/17	900,000	953,775
5.5% 6/1/18	1,100,000	1,180,333
5.5% 6/1/19	1,100,000	1,191,905
5.5% 6/1/21	4,060,000	4,383,298
5.5% 6/1/22	1,100,000	1,185,745
		59,952,318
North Carolina - 1.0%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/19 (MBIA Insured)	1,800,000	1,946,664
Dare County Ctfs. of Prtn. 5.25% 6/1/21 (AMBAC Insured)	1,110,000	1,194,760
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	$ 185,000	$ 191,743
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series A, 5.5% 1/1/11	600,000	632,004
Series B, 6.125% 1/1/09	210,000	217,432
Series D, 5.375% 1/1/10	615,000	637,368
North Carolina Med. Care Cmnty. Health 5% 10/1/20	1,000,000	1,055,640
		5,875,611
North Dakota - 0.2%
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/21	1,065,000	1,102,318
Ohio - 0.6%
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured) (b)	1,090,000	1,223,460
5.25% 11/15/19 (FGIC Insured) (b)	1,050,000	1,181,681
Olentangy Local School District:
5.5% 12/1/17 (FSA Insured)	35,000	37,740
5.5% 12/1/17 (Pre-Refunded to 6/1/12 @ 100) (f)	1,260,000	1,364,076
		3,806,957
Oklahoma - 0.4%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. 5.5% 10/1/21 (FGIC Insured)	1,000,000	1,106,200
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/17	1,205,000	1,286,470
		2,392,670
Oregon - 0.7%
Morrow County School District #1 5.625% 6/15/14 (Pre-Refunded to 6/15/11 @ 100) (f)	1,500,000	1,609,260
Oregon Gen. Oblig. Series A, 5% 8/1/28	1,400,000	1,475,502
Yamhill County School District #029J Newberg 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,142,200
		4,226,962
Pennsylvania - 1.7%
Annville-Cleona School District 5.5% 3/1/21 (FSA Insured)	1,200,000	1,333,512
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,060,500
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,089,290
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	633,345
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev. (UPMC Health Sys. Proj.) Series 2001 A, 6% 1/15/22	$ 1,000,000	$ 1,084,990
Philadelphia Gas Works Rev.:
Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	629,586
Series 17, 5.375% 7/1/20 (FSA Insured)	500,000	537,185
Seventh Series 1998, 5% 10/1/37 (AMBAC Insured) (b)	1,100,000	1,161,204
Philadelphia School District Series B, 5% 4/1/11 (AMBAC Insured)	1,000,000	1,045,790
Philadelphia Wtr. & Wastewtr. Rev. Series A, 5.25% 8/1/09 (AMBAC Insured)	450,000	460,634
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/20 (FGIC Insured)	2,500,000	1,409,675
		10,445,711
Puerto Rico - 0.7%
Puerto Rico Convention Ctr. District Auth. Hotel Occupancy Tax Rev. Series 2006 A, 5% 7/1/11	1,400,000	1,454,740
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,500,000	1,578,870
Puerto Rico Muni. Fin. Agcy. 5% 8/1/11	1,000,000	1,041,000
		4,074,610
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,072,370
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,529,850
		2,602,220
South Carolina - 2.2%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. 5.5% 7/15/17 (FSA Insured)	1,790,000	1,947,216
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,676,458
Greenwood Fifty School Facilities Installment 5% 12/1/21	1,000,000	1,062,460
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16	1,000,000	1,074,770
5% 12/1/18	1,880,000	2,005,170
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) 5% 4/1/18	1,765,000	1,836,306
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	$ 1,115,000	$ 1,200,298
Tobacco Settlement Rev. Mgmt. Auth. Series 2001 B, 6.375% 5/15/28	455,000	487,114
		13,289,792
Tennessee - 1.7%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
5% 12/15/13	1,000,000	1,061,770
5% 12/15/15	2,525,000	2,699,806
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (MBIA Insured)	2,125,000	2,336,884
6.25% 7/1/13 (MBIA Insured)	2,255,000	2,539,987
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/16	1,700,000	1,771,910
		10,410,357
Texas - 15.3%
Abilene Independent School District 5% 2/15/13	2,145,000	2,278,548
Alamo Cmnty. College District 5% 8/15/18 (FGIC Insured)	1,750,000	1,900,868
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	1,059,850
Austin Elec. Util. Sys. Rev. 7.25% 11/15/10 (FSA Insured)	1,000,000	1,112,700
Austin Independent School District 5.25% 8/1/14	1,000,000	1,089,030
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5.375% 5/1/19 (FSA Insured)	215,000	229,265
5.375% 5/1/19 (Pre-Refunded to 5/1/12 @ 100) (f)	1,425,000	1,532,260
Boerne Independent School District 5.25% 2/1/35	1,200,000	1,270,548
Comal Independent School District:
(School Bldg. Proj.) 5% 2/1/33	1,000,000	1,041,730
0% 2/1/16	2,235,000	1,552,587
Corpus Christi Util. Sys. Rev. 5.25% 7/15/20 (FSA Insured)	1,100,000	1,209,329
Crowley Independent School District 5.25% 8/1/33	500,000	540,640
Dallas Area Rapid Transit Sales Tax Rev. 5% 12/1/36 (AMBAC Insured)	1,000,000	1,056,860
Denton Independent School District 5% 8/15/33	1,100,000	1,139,655
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	1,000,000	1,050,030
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
East Central Independent School District 5.625% 8/15/17 (g)	$ 1,035,000	$ 1,120,977
Garland Independent School District 5.5% 2/15/19	515,000	537,469
Granbury Independent School District 0% 8/1/19	1,000,000	591,840
Grand Prairie Independent School District 3.05%, tender 7/31/07 (Liquidity Facility Dexia Cr. Local de France) (c)	4,000,000	3,991,200
Harris County Gen. Oblig.:
Series A, 5.25% 8/15/35 (FSA Insured)	1,200,000	1,253,544
0% 10/1/13 (MBIA Insured)	2,000,000	1,552,500
5.375% 8/15/23 (FSA Insured)	1,000,000	1,066,800
Harris County Health Facilities Dev. Corp. Rev. (Saint Luke's Episcopal Hosp. Proj.) 5.75% 2/15/20 (Pre-Refunded to 8/15/12 @ 100) (f)	1,235,000	1,353,548
Hidalgo County Gen. Oblig. 5.75% 8/15/17 (Pre-Refunded to 8/15/11 @ 100) (f)	1,535,000	1,657,232
Houston Arpt. Sys. Rev. Series B:
5.5% 7/1/19 (FSA Insured)	1,500,000	1,575,660
5.5% 7/1/30 (FSA Insured)	600,000	626,082
Kermit Independent School District 5.25% 12/15/32	600,000	651,078
La Joya Independent School District 5.75% 2/15/19 (Pre-Refunded to 2/15/10 @ 100) (f)	600,000	632,538
Lamar Consolidated Independent School District 5% 2/15/19 (b)	1,000,000	1,077,730
Lewisville Independent School District:
0% 8/15/18	1,025,000	639,856
5.25% 8/15/27	265,000	274,834
5.25% 8/15/27 (Pre-Refunded to 8/15/10 @ 100) (f)	735,000	770,339
Liberty Hill Independent School District (School Bldg. Proj.) 5.25% 8/1/35	1,000,000	1,076,870
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) 5% 2/15/16 (FSA Insured)	1,260,000	1,352,194
Lubbock Health Facilities Dev. Corp. Rev. (Carillon, Inc. Proj.) Series A, 6.5% 7/1/29 (Pre-Refunded to 7/1/09 @ 102) (f)	1,000,000	1,076,710
Magnolia Independent School District 5.25% 8/15/29 (FGIC Insured)	1,300,000	1,404,026
Mansfield Independent School District:
5.5% 2/15/17	15,000	16,064
5.5% 2/15/17 (Pre-Refunded to 2/15/12 @ 100) (f)	1,635,000	1,762,105
McAllen Independent School District:
5% 2/15/15	2,000,000	2,151,920
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
McAllen Independent School District: - continued
5% 2/15/16	$ 2,610,000	$ 2,800,974
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,200,326
Mercedes Independent School District Series 2000, 5.625% 8/15/15 (Pre-Refunded to 8/15/10 @ 100) (f)	275,000	291,385
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,293,449
North Texas Muni. Wtr. District Wtr. Sys. Rev. 5% 9/1/35 (MBIA Insured)	1,000,000	1,055,620
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,041,410
Northwest Texas Independent School District 5% 2/15/15	1,145,000	1,231,974
Odessa Wtr. & Swr. Rev. 5.5% 4/1/11 (FSA Insured)	750,000	797,873
Pampa Independent School District 5% 8/15/36	1,000,000	1,057,620
Pflugerville Gen. Oblig. 5% 8/1/33 (FGIC Insured)	2,010,000	2,088,430
Prosper Independent School District 5.125% 8/15/30	400,000	423,912
Red River Ed. Fin. Corp. Ed. Rev. (Hockaday School Proj.) 5.75% 5/15/19 (Pre-Refunded to 5/15/10 @ 100) (f)	200,000	211,778
Sabine River Auth. Poll. Cont. Rev. (Texas Utils. Elec. Co. Proj.) Series A, 5.5%, tender 11/1/11 (c)	3,120,000	3,189,420
San Antonio Elec. & Gas Sys. Rev.:
Series B, 0% 2/1/10 (Escrowed to Maturity) (f)	5,000,000	4,505,600
5.375% 2/1/20 (Pre-Refunded to 2/1/12 @ 100) (f)	3,000,000	3,212,610
San Marcos Consolidated Independent School District 5% 8/1/13	1,090,000	1,162,038
Socorro Independent School District 5.375% 8/15/18	60,000	63,651
Tarrant County Cultural Ed. Facilities Fin. Corp. 5% 2/15/16 (b)	4,500,000	4,775,445
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (MBIA Insured)	2,340,000	1,668,911
0% 9/1/16 (Escrowed to Maturity) (f)	15,000	10,329
0% 9/1/16 (MBIA Insured)	2,645,000	1,801,483
Texas Pub. Fin. Auth. Rev. (Texas Parks & Wildlife Dept. Projs.) 5.5% 2/1/12 (Pre-Refunded to 2/1/10 @ 100) (f)	150,000	157,056
Texas State Univ. Sys. Fing. Rev. 5% 3/15/12 (FSA Insured)	2,000,000	2,110,180
Texas Tpk. Auth. Central Tpk. Sys. Rev.:
5.5% 8/15/39 (AMBAC Insured)	1,875,000	2,009,475
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Tpk. Auth. Central Tpk. Sys. Rev.: - continued
5.75% 8/15/38 (AMBAC Insured)	$ 1,225,000	$ 1,327,312
Texas Wtr. Dev. Board Rev. Series B, 5.375% 7/15/16	1,000,000	1,040,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27	1,000,000	1,070,710
Univ. of Texas Univ. Revs. (Fing. Sys. Proj.) Series A, 5.5% 8/15/09	100,000	103,834
Waller Consolidated Independent School District 6% 2/15/12 (Pre-Refunded to 2/15/11 @ 100) (f)	175,000	189,077
Weatherford Independent School District 0% 2/15/23 (Pre-Refunded to 2/15/10 @ 42.135) (f)	1,500,000	568,710
White Settlement Independent School District 5.75% 8/15/34	1,150,000	1,245,485
Williamson County Gen. Oblig. 5.5% 2/15/18 (FSA Insured)	5,000	5,289
Willis Independent School District 5% 2/15/13	1,040,000	1,104,750
		92,093,132
Utah - 0.7%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,212,271
Salt Lake County Hosp. Rev. (IHC Health Svcs., Inc. Proj.) 5.5% 5/15/12 (AMBAC Insured)	3,100,000	3,317,124
		4,529,395
Vermont - 0.5%
Univ. of Vermont and State Agricultural College 5.5% 10/1/19 (AMBAC Insured)	1,200,000	1,307,460
Vermont Edl. & Health Bldg. Fing. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	200,000	213,496
6.125% 12/1/27 (AMBAC Insured)	300,000	323,649
(Middlebury College Proj. Series 2006 A, 5% 10/31/46	1,000,000	1,050,120
		2,894,725
Washington - 2.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (MBIA Insured)	1,200,000	466,800
Clark County Pub. Util. District #1 Elec. Rev. Series A, 5.5% 1/1/17 (Pre-Refunded to 7/1/12 @ 100) (f)	1,570,000	1,700,812
Energy Northwest Elec. Rev. (#1 Proj.):
Series 2006 A, 5% 7/1/15	1,000,000	1,076,210
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Energy Northwest Elec. Rev. (#1 Proj.): - continued
Series 2006 B, 6% 7/1/17 (MBIA Insured)	$ 2,000,000	$ 2,201,380
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (FGIC Insured)	1,095,000	1,161,390
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16	1,000,000	1,048,370
5.25% 1/1/26 (FSA Insured)	500,000	523,840
Series B, 5% 7/1/28 (FSA Insured)	1,000,000	1,056,150
Series E, 5% 1/1/29 (MBIA Insured)	1,000,000	1,051,220
Washington Health Care Facilities Auth. Rev. (Providence Health Systems Proj.) Series 2001 A, 5.5% 10/1/13 (MBIA Insured)	1,750,000	1,863,138
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.:
Series A, 5% 7/1/12 (FSA Insured)	3,000,000	3,100,230
5.4% 7/1/12 (FSA Insured)	1,000,000	1,074,290
Yakima County Gen. Oblig. 5.25% 12/1/15 (AMBAC Insured)	1,000,000	1,069,640
		17,393,470
Wisconsin - 1.0%
Douglas County Gen. Oblig. 5.5% 2/1/18 (FGIC Insured)	605,000	647,870
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,083,670
Wisconsin Gen. Oblig. Series 1, 5% 5/1/10 (MBIA Insured)	500,000	518,265
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Marshfield Clinic Proj.) Series B, 6% 2/15/25	1,000,000	1,067,820
(Wheaton Franciscan Svcs., Inc. Proj.):
5.75% 8/15/30 (Pre-Refunded to 2/15/12 @ 101) (f)	1,000,000	1,096,060
6.25% 8/15/22 (Pre-Refunded to 2/15/12 @ 101) (f)	500,000	558,890
Series A, 5.375% 2/15/34	1,000,000	1,042,920
		6,015,495
Wyoming - 0.3%
Gillette Spl. Purp. Wtr. & Swr. Utils. Sys. Rev. 7.7% 12/1/10 (Escrowed to Maturity) (f)	1,750,000	1,947,925
TOTAL MUNICIPAL BONDS (Cost $585,959,976)		593,214,013
Money Market Funds - 1.8%
	Shares	Value
Fidelity Tax-Free Cash Central Fund, 3.86% (d)(e) (Cost $11,050,000)	11,050,000	$ 11,050,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $597,009,976)		604,264,013
NET OTHER ASSETS - (0.4)%		(2,481,304)
NET ASSETS - 100%		$ 601,782,709
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,120,977 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District 5.625% 8/15/17	8/16/02	$ 1,140,280
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 64,502
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $597,020,902. Net unrealized appreciation aggregated $7,243,111, of which $8,634,576 related to appreciated investment securities and $1,391,465 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Utilities Fund

April 30, 2007

1.800364.103

UIF-QTLY-0607

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Media - 6.1%
Cablevision Systems Corp. - NY Group Class A	294,500	$ 9,654
Comcast Corp. Class A (a)	4,113,500	109,666
		119,320
ENERGY - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Cameco Corp.	257,100	11,976
Spectra Energy Corp.	850,735	22,204
		34,180
MATERIALS - 0.3%
Chemicals - 0.3%
Zoltek Companies, Inc. (a)(d)	187,800	5,717
TELECOMMUNICATION SERVICES - 39.5%
Diversified Telecommunication Services - 30.7%
AT&T, Inc. (d)	9,536,858	369,264
Cincinnati Bell, Inc.	1,330,300	6,745
Level 3 Communications, Inc. (a)	2,189,300	12,173
NeuStar, Inc. Class A (a)	74,600	2,145
Qwest Communications International, Inc. (a)	3,790,600	33,661
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	317,000	6,499
Verizon Communications, Inc.	4,456,905	170,165
Windstream Corp.	40,020	585
		601,237
Wireless Telecommunication Services - 8.8%
ALLTEL Corp.	555,700	34,837
Dobson Communications Corp. Class A	477,943	4,354
InPhonic, Inc. (a)	196,700	1,877
Leap Wireless International, Inc. (a)	133,180	10,166
NII Holdings, Inc. (a)	312,100	23,954
Sprint Nextel Corp.	4,480,001	89,734
Telephone & Data Systems, Inc.	116,100	6,612
		171,534
TOTAL TELECOMMUNICATION SERVICES		772,771
UTILITIES - 50.9%
Electric Utilities - 23.2%
Allegheny Energy, Inc. (a)	236,800	12,659
American Electric Power Co., Inc.	982,100	49,321
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Cleco Corp.	133,300	$ 3,740
DPL, Inc.	165,500	5,188
Duke Energy Corp.	1,706,171	35,011
Edison International	327,900	17,166
Entergy Corp.	478,500	54,137
Exelon Corp.	1,032,935	77,894
FirstEnergy Corp.	616,500	42,193
FPL Group, Inc.	560,700	36,092
Great Plains Energy, Inc.	109,000	3,558
ITC Holdings Corp.	260,800	10,974
Northeast Utilities	226,200	7,277
Pepco Holdings, Inc.	274,800	8,112
PPL Corp.	736,527	32,120
Progress Energy, Inc.	726,000	36,699
Reliant Energy, Inc. (a)	609,300	13,569
Sierra Pacific Resources (a)	431,700	7,883
		453,593
Gas Utilities - 1.6%
Energen Corp.	81,600	4,574
Equitable Resources, Inc.	96,200	5,003
ONEOK, Inc.	172,600	8,356
Questar Corp.	101,100	9,820
Southern Union Co. (d)	99,800	3,040
		30,793
Independent Power Producers & Energy Traders - 12.5%
AES Corp. (a)	3,457,384	76,028
Constellation Energy Group, Inc.	659,700	58,792
Dynegy, Inc. (a)	573,600	5,398
International Power PLC	424,840	3,740
Mirant Corp. (a)	488,773	21,931
NRG Energy, Inc.	311,100	24,564
TXU Corp.	818,767	53,695
		244,148
Multi-Utilities - 13.6%
Alliant Energy Corp.	153,900	6,741
Ameren Corp.	317,200	16,675
CenterPoint Energy, Inc.	459,300	8,649
CMS Energy Corp.	1,378,700	25,534
Dominion Resources, Inc.	529,000	48,245
DTE Energy Co.	98,400	4,978
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Integrys Energy Group, Inc.	73,100	$ 4,101
MDU Resources Group, Inc.	284,700	8,626
NiSource, Inc.	419,900	10,325
Public Service Enterprise Group, Inc.	958,814	82,889
Puget Energy, Inc.	172,300	4,449
Sempra Energy	513,400	32,591
Wisconsin Energy Corp.	264,600	12,910
		266,713
TOTAL UTILITIES		995,247
TOTAL COMMON STOCKS (Cost $1,622,370)		1,927,235
Money Market Funds - 3.4%

Fidelity Cash Central Fund, 5.29% (b)	38,844,015	38,844
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	26,522,000	26,522
TOTAL MONEY MARKET FUNDS (Cost $65,366)		65,366
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,687,736)		1,992,601
NET OTHER ASSETS - (2.0)%		(38,215)
NET ASSETS - 100%		$ 1,954,386
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 365
Fidelity Securities Lending Cash Central Fund	103
Total	$ 468
Income Tax Information

At April 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,713,174,000. Net unrealized appreciation aggregated $279,427,000, of which $330,435,000 related to appreciated investment securities and $51,008,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 22, 2007